UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Capital & Income Fund

January 31, 2016

CAI-QTLY-0316
1.813054.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 63.5%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.0%
Automotive & Auto Parts - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind	$2,344	$1,594
Nonconvertible Bonds - 63.5%
Aerospace - 0.6%
GenCorp, Inc. 7.125% 3/15/21	2,610	2,649
Huntington Ingalls Industries, Inc.:
5% 12/15/21 (a)	6,655	6,871
5% 11/15/25 (a)	10,820	11,145
KLX, Inc. 5.875% 12/1/22 (a)	27,955	26,135
Triumph Group, Inc. 4.875% 4/1/21	9,715	7,723
		54,523
Air Transportation - 1.2%
Air Canada:
5.375% 11/15/22 (a)	2,916	2,865
7.75% 4/15/21 (a)	9,805	9,830
Allegiant Travel Co. 5.5% 7/15/19	3,350	3,333
Aviation Capital Group Corp. 4.625% 1/31/18 (a)	6,886	6,989
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	2,157	2,222
6.125% 4/29/18	3,325	3,475
7.25% 11/10/19	10,083	11,394
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	24,445	28,143
8.021% 8/10/22	9,272	10,362
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22	4,345	4,160
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19	6,374	7,087
8.028% 11/1/17	1,675	1,804
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25	10,524	12,089
Series 2012-2 Class B, 6.75% 12/3/22	3,150	3,268
Series 2013-1 Class B, 5.375% 5/15/23	4,318	4,351
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	7,512	7,962
		119,334
Automotive - 0.1%
Affinia Group, Inc. 7.75% 5/1/21	2,035	2,086
International Automotive Components Group SA 9.125% 6/1/18 (a)	14,445	11,845
		13,931
Automotive & Auto Parts - 0.8%
Dana Holding Corp.:
5.375% 9/15/21	7,475	7,213
6% 9/15/23	7,475	7,120
Delphi Corp. 5% 2/15/23	2,774	2,899
Exide Technologies 11% 4/30/20 pay-in-kind	2,251	1,798
General Motors Financial Co., Inc. 4.25% 5/15/23	5,620	5,465
Lear Corp. 4.75% 1/15/23	12,337	12,460
LKQ Corp. 4.75% 5/15/23	2,190	2,064
Schaeffler Finance BV 4.75% 5/15/21 (a)	9,740	9,740
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (a)(b)	7,240	7,548
6.75% 11/15/22 pay-in-kind (a)(b)	9,620	10,041
Tenneco, Inc. 6.875% 12/15/20	15,510	16,092
		82,440
Banks & Thrifts - 3.6%
Ally Financial, Inc.:
4.125% 2/13/22	22,220	21,665
4.625% 3/30/25	21,065	20,486
5.125% 9/30/24	80,525	81,632
8% 11/1/31	179,366	201,787
General Motors Acceptance Corp. 8% 11/1/31	20,638	23,424
		348,994
Broadcasting - 0.8%
AMC Networks, Inc. 4.75% 12/15/22	5,930	5,900
Clear Channel Communications, Inc. 14% 2/1/21 pay-in-kind (b)	11,669	2,814
Sinclair Television Group, Inc. 5.375% 4/1/21	9,805	9,842
Sirius XM Radio, Inc.:
4.25% 5/15/20 (a)	12,765	12,956
4.625% 5/15/23 (a)	4,925	4,827
5.25% 8/15/22 (a)	15,410	16,258
5.375% 4/15/25 (a)	12,000	12,060
Starz LLC/Starz Finance Corp. 5% 9/15/19	8,945	9,124
		73,781
Building Materials - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (a)	3,005	3,065
Cable/Satellite TV - 1.9%
Altice SA 5.375% 7/15/23 (a)	19,460	19,557
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	30,665	30,588
5.125% 5/1/23 (a)	14,050	14,050
5.375% 5/1/25 (a)	14,050	13,910
5.75% 9/1/23	9,495	9,708
5.75% 1/15/24	11,275	11,479
6.625% 1/31/22	11,475	12,164
CCOH Safari LLC 5.75% 2/15/26 (a)	20,340	20,225
DISH DBS Corp. 5% 3/15/23	23,450	20,402
Lynx I Corp. 5.375% 4/15/21 (a)	5,639	5,765
Lynx II Corp. 6.375% 4/15/23 (a)	3,545	3,634
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (a)	6,335	6,367
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (a)	10,690	11,177
Virgin Media Finance PLC 4.875% 2/15/22	10,880	8,976
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (a)(b)	2,639	2,511
		190,513
Capital Goods - 0.1%
AECOM Technology Corp.:
5.75% 10/15/22	5,745	5,810
5.875% 10/15/24	4,925	4,907
		10,717
Chemicals - 1.6%
Chemtura Corp. 5.75% 7/15/21	5,030	4,992
Momentive Performance Materials, Inc.:
3.88% 10/24/21	85,120	57,243
4.69% 4/24/22	28,622	14,812
10% 10/15/20 (c)	28,622	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (c)	85,120	0
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	4,160	3,994
Platform Specialty Products Corp.:
6.5% 2/1/22 (a)	8,280	6,500
10.375% 5/1/21 (a)	3,490	3,254
PolyOne Corp. 5.25% 3/15/23	6,005	5,877
TPC Group, Inc. 8.75% 12/15/20 (a)	14,165	9,420
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (a)	4,750	4,985
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (a)	33,275	33,441
5.625% 10/1/24 (a)	7,315	7,278
		151,796
Consumer Products - 0.7%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	7,330	6,817
First Quality Finance Co., Inc. 4.625% 5/15/21 (a)	2,500	2,275
Prestige Brands, Inc. 8.125% 2/1/20	1,650	1,712
Revlon Consumer Products Corp. 5.75% 2/15/21	37,745	36,801
Spectrum Brands Holdings, Inc.:
5.75% 7/15/25 (a)	11,680	11,972
6.375% 11/15/20	2,820	2,975
6.625% 11/15/22	3,335	3,552
Tempur Sealy International, Inc. 6.875% 12/15/20	3,880	4,084
		70,188
Containers - 1.8%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (a)(b)	33,847	30,783
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (a)	7,260	6,552
6.25% 1/31/19 (a)	12,530	12,123
6.75% 1/31/21 (a)	12,465	11,811
7% 11/15/20 (a)	1,029	975
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (a)	12,250	12,097
6% 6/15/17 (a)	6,255	6,036
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (a)	4,335	3,403
Crown Cork & Seal, Inc.:
7.375% 12/15/26	4,845	5,184
7.5% 12/15/96	12,871	12,742
Graphic Packaging International, Inc. 4.75% 4/15/21	3,080	3,111
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	26,515	26,548
6.875% 2/15/21	15,185	15,716
8.25% 2/15/21 (b)	18,196	16,968
9.875% 8/15/19	2,725	2,664
Sealed Air Corp. 5.25% 4/1/23 (a)	5,010	5,073
		171,786
Diversified Financial Services - 7.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20	11,355	11,043
4.5% 5/15/21	20,650	20,237
4.625% 7/1/22	26,885	26,146
5% 10/1/21	5,730	5,730
Aircastle Ltd.:
4.625% 12/15/18	7,795	7,863
5.5% 2/15/22	10,600	10,547
7.625% 4/15/20	7,830	8,574
CIT Group, Inc.:
5% 8/15/22	17,330	17,525
5.375% 5/15/20	21,665	22,423
5.5% 2/15/19 (a)	30,275	31,259
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	17,515	16,114
5.875% 2/1/22	73,165	65,391
6% 8/1/20	60,435	56,727
International Lease Finance Corp.:
4.625% 4/15/21	4,735	4,646
5.875% 4/1/19	66,625	69,040
5.875% 8/15/22	49,155	50,875
6.25% 5/15/19	47,055	49,290
8.25% 12/15/20	45,847	52,266
8.625% 1/15/22	49,205	57,693
MSCI, Inc.:
5.25% 11/15/24 (a)	6,725	6,935
5.75% 8/15/25 (a)	7,185	7,598
Navient Corp.:
5% 10/26/20	7,625	6,596
5.875% 10/25/24	16,465	13,049
SLM Corp.:
5.5% 1/25/23	64,245	52,199
7.25% 1/25/22	27,665	24,622
8% 3/25/20	15,115	14,888
		709,276
Diversified Media - 0.8%
Liberty Media Corp.:
8.25% 2/1/30	25,528	25,273
8.5% 7/15/29	16,125	16,085
MDC Partners, Inc. 6.75% 4/1/20 (a)	11,395	11,295
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	6,170	6,224
Quebecor Media, Inc. 5.75% 1/15/23	15,820	15,919
WMG Acquisition Corp. 5.625% 4/15/22 (a)	2,410	2,338
		77,134
Electric Utilities No Longer Use - 0.1%
PPL Energy Supply LLC 6.5% 6/1/25	8,945	6,083
Energy - 4.8%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 3/15/24	6,625	4,967
American Energy-Permian Basin LLC/ AEPB Finance Corp. 13% 11/30/20 (a)	15,185	15,716
Antero Resources Corp.:
5.125% 12/1/22	840	708
5.625% 6/1/23 (a)	10,850	9,006
Antero Resources Finance Corp. 5.375% 11/1/21	5,830	4,941
Carrizo Oil & Gas, Inc.:
6.25% 4/15/23	7,400	5,171
7.5% 9/15/20	4,665	3,627
Chaparral Energy, Inc. 9.875% 10/1/20	3,940	690
Chesapeake Energy Corp. 8% 12/15/22 (a)	11,545	4,935
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22	8,120	5,278
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22	18,692	11,262
6.25% 4/1/23 (a)	9,260	5,625
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	20,970	20,341
Denbury Resources, Inc.:
4.625% 7/15/23	3,230	1,066
5.5% 5/1/22	4,835	1,692
6.375% 8/15/21	8,690	3,128
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19	14,075	2,322
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (a)	10,660	9,061
Energy Transfer Equity LP 5.5% 6/1/27	16,735	11,882
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22	1,145	401
9.375% 5/1/20	10,025	4,261
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19	9,210	3,039
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22	8,075	6,056
Forbes Energy Services Ltd. 9% 6/15/19	10,305	4,019
Forum Energy Technologies, Inc. 6.25% 10/1/21	13,870	11,096
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	4,655	3,724
Goodrich Petroleum Corp. 8.875% 3/15/18	3,937	787
Gulfmark Offshore, Inc. 6.375% 3/15/22	360	112
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (a)	7,700	7,623
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	9,920	7,663
5.75% 10/1/25 (a)	11,285	8,831
7.625% 4/15/21 (a)	10,609	9,628
Hornbeck Offshore Services, Inc. 5.875% 4/1/20	8,093	4,856
Jupiter Resources, Inc. 8.5% 10/1/22 (a)	25,855	9,179
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)	12,325	9,151
MPLX LP:
4.875% 12/1/24 (a)	16,745	13,069
5.5% 2/15/23 (a)	7,055	5,863
Newfield Exploration Co.:
5.375% 1/1/26	9,245	7,442
5.625% 7/1/24	1,550	1,298
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	4,500	4,281
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23 (a)	14,425	13,199
8.25% 2/15/20	19,835	20,331
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	8,455	7,166
PetroBakken Energy Ltd. 8.625% 2/1/20 (a)	23,570	3,889
QEP Resources, Inc. 5.25% 5/1/23	12,370	8,412
Range Resources Corp. 5% 3/15/23	18,145	14,153
Rice Energy, Inc.:
6.25% 5/1/22	20,020	15,165
7.25% 5/1/23	9,808	7,528
RSP Permian, Inc. 6.625% 10/1/22	4,715	4,196
SemGroup Corp. 7.5% 6/15/21	8,325	6,410
SM Energy Co. 5.625% 6/1/25	5,480	2,932
Southern Natural Gas Co.:
7.35% 2/15/31	23,497	21,788
8% 3/1/32	12,475	11,542
Southern Star Central Corp. 5.125% 7/15/22 (a)	6,750	5,670
Summit Midstream Holdings LLC 7.5% 7/1/21	4,145	3,026
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (a)	7,815	7,209
Teine Energy Ltd. 6.875% 9/30/22 (a)	11,950	9,545
Tennessee Gas Pipeline Co. 7.625% 4/1/37	5,445	5,112
TerraForm Power Operating LLC:
5.875% 2/1/23 (a)	6,675	5,323
6.125% 6/15/25 (a)	3,580	2,766
Trinidad Drilling Ltd. 7.875% 1/15/19 (a)	4,031	3,265
Unit Corp. 6.625% 5/15/21	2,202	1,431
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	10,345	9,414
Western Refining, Inc. 6.25% 4/1/21	27,830	25,325
WPX Energy, Inc. 6% 1/15/22	16,060	9,315
		467,909
Entertainment/Film - 0.4%
AMC Entertainment, Inc. 5.75% 6/15/25	16,960	17,278
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	2,380	2,434
5.625% 2/15/24	2,570	2,628
Cinemark U.S.A., Inc.:
4.875% 6/1/23	9,870	9,697
5.125% 12/15/22	2,845	2,859
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (a)	4,865	4,816
		39,712
Environmental - 0.3%
Clean Harbors, Inc.:
5.125% 6/1/21	5,880	5,909
5.25% 8/1/20	7,105	7,238
Covanta Holding Corp.:
5.875% 3/1/24	7,775	6,764
7.25% 12/1/20	12,151	12,295
		32,206
Food & Drug Retail - 0.8%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (a)(b)	15,260	10,072
9.25% 2/15/19 (a)	24,122	22,916
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (a)	13,094	14,338
Rite Aid Corp. 6.125% 4/1/23 (a)	22,415	23,648
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (a)	11,295	10,730
		81,704
Food/Beverage/Tobacco - 2.0%
B&G Foods, Inc. 4.625% 6/1/21	10,575	10,549
Barry Callebaut Services NV 5.5% 6/15/23 (a)	12,055	12,417
Constellation Brands, Inc.:
3.875% 11/15/19	8,455	8,709
4.75% 11/15/24	10,985	11,466
ESAL GmbH 6.25% 2/5/23 (a)	28,980	22,532
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (a)	11,155	11,504
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (a)	3,220	2,954
JBS Investments GmbH 7.25% 4/3/24 (a)	37,820	30,492
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	20,055	15,342
5.875% 7/15/24 (a)	6,030	4,824
7.25% 6/1/21 (a)	7,350	6,661
8.25% 2/1/20 (a)	7,110	6,719
Pilgrim's Pride Corp. 5.75% 3/15/25 (a)	16,785	16,156
Post Holdings, Inc.:
6% 12/15/22 (a)	6,040	5,995
7.375% 2/15/22	5,200	5,480
7.75% 3/15/24 (a)	9,195	9,793
8% 7/15/25 (a)	4,595	4,940
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (a)	2,915	3,061
TreeHouse Foods, Inc. 4.875% 3/15/22	4,150	4,140
		193,734
Gaming - 1.0%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	73,630	57,800
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (a)(b)	2,741	2,741
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20	11,455	10,653
11% 10/1/21	34,305	29,760
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 3/31/15 (a)(c)	1,990	0
		100,954
Healthcare - 4.4%
Alere, Inc. 6.375% 7/1/23 (a)	5,115	4,834
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	6,045	5,486
AmSurg Corp. 5.625% 7/15/22	10,945	10,986
Concordia Healthcare Corp. 7% 4/15/23 (a)	5,415	4,711
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	1,805	1,797
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (a)	14,410	14,482
6% 2/1/25 (a)	15,205	15,017
HCA Holdings, Inc.:
4.75% 5/1/23	12,395	12,426
5.375% 2/1/25	22,530	22,783
5.875% 5/1/23	33,560	34,986
5.875% 2/15/26	29,610	30,202
7.5% 2/15/22	10,725	11,905
HealthSouth Corp.:
5.125% 3/15/23	6,440	6,247
5.75% 11/1/24 (a)	7,375	7,280
5.75% 11/1/24	14,760	14,569
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (a)	5,715	5,822
Hologic, Inc. 5.25% 7/15/22 (a)	12,345	12,777
InVentiv Health, Inc. 10% 8/15/18 (b)	2,237	2,131
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375% 8/1/23 (a)	11,285	11,116
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (a)(b)	22,190	19,638
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (a)	12,890	11,472
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22	9,445	9,587
Quintiles Transnational Corp. 4.875% 5/15/23 (a)	8,705	8,814
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	6,230	6,246
5.5% 2/1/21	5,430	5,539
Tenet Healthcare Corp. 6.875% 11/15/31	23,140	18,049
Truven Health Analytics, Inc. 10.625% 6/1/20	9,085	8,903
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	13,985	13,190
5.625% 12/1/21 (a)	12,920	11,757
5.875% 5/15/23 (a)	50,400	45,108
6.125% 4/15/25 (a)	21,405	19,238
6.75% 8/15/21 (a)	4,419	4,286
7.5% 7/15/21 (a)	4,340	4,305
VPI Escrow Corp. 6.375% 10/15/20 (a)	15,880	15,245
		430,934
Homebuilders/Real Estate - 2.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	6,475	5,682
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (a)	5,010	4,534
Calatlantic Group, Inc.:
8.375% 5/15/18	5,670	6,251
8.375% 1/15/21	10,900	12,453
CBRE Group, Inc. 5% 3/15/23	35,255	35,562
D.R. Horton, Inc.:
4.375% 9/15/22	11,400	11,343
4.75% 2/15/23	9,110	9,087
5.75% 8/15/23	4,935	5,194
Howard Hughes Corp. 6.875% 10/1/21 (a)	24,190	24,190
Lennar Corp. 4.5% 11/15/19	8,255	8,482
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (a)	3,545	3,545
6.125% 4/1/25 (a)	3,545	3,544
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (a)	14,750	13,865
5.875% 4/15/23 (a)	8,405	7,859
Toll Brothers Finance Corp.:
4.375% 4/15/23	24,055	23,153
5.625% 1/15/24	3,075	3,144
5.875% 2/15/22	1,030	1,071
TRI Pointe Homes, Inc.:
4.375% 6/15/19	6,675	6,475
5.875% 6/15/24	16,130	15,646
William Lyon Homes, Inc. 8.5% 11/15/20	4,975	5,137
		206,217
Hotels - 0.6%
Choice Hotels International, Inc. 5.75% 7/1/22	3,035	3,202
FelCor Lodging LP:
5.625% 3/1/23	8,085	8,075
6% 6/1/25	22,215	22,437
Playa Resorts Holding BV 8% 8/15/20 (a)	11,880	12,088
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/21	8,675	8,783
		54,585
Insurance - 0.5%
Alliant Holdings Co.-Issuer, Inc. / Wayne Merger Sub, LLC 8.25% 8/1/23 (a)	28,500	24,938
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (a)	22,620	19,849
HUB International Ltd. 9.25% 2/15/21 (a)	5,750	5,879
		50,666
Leisure - 0.3%
24 Hour Holdings III LLC 8% 6/1/22 (a)	4,530	3,409
LTF Merger Sub, Inc. 8.5% 6/15/23 (a)	11,335	10,712
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (a)	3,048	2,911
Six Flags Entertainment Corp. 5.25% 1/15/21 (a)	14,515	14,781
		31,813
Metals/Mining - 0.1%
Aleris International, Inc. 6% 6/1/20 (a)	151	151
Mirabela Nickel Ltd. 1% 9/10/44 (a)	40	0
New Gold, Inc. 7% 4/15/20 (a)	3,050	2,547
Prince Mineral Holding Corp. 11.5% 12/15/19 (a)	3,255	2,539
		5,237
Paper - 0.2%
Boise Cascade Co. 6.375% 11/1/20	2,860	2,903
Mercer International, Inc.:
7% 12/1/19	7,655	7,349
7.75% 12/1/22	11,110	10,249
NewPage Corp.:
0% 5/1/12 (b)(c)	6,337	0
11.375% 12/31/14 (c)	12,582	0
		20,501
Publishing/Printing - 0.8%
Cenveo Corp. 6% 8/1/19 (a)	6,545	4,500
Gannett Co., Inc.:
4.875% 9/15/21 (a)	8,440	8,482
5.5% 9/15/24 (a)	8,440	8,482
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (b)	29,430	31,269
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (a)(b)	23,575	23,192
		75,925
Restaurants - 0.0%
Landry's Acquisition Co. 9.375% 5/1/20 (a)	1,820	1,922
Services - 1.1%
APX Group, Inc. 8.75% 12/1/20	19,025	15,268
Ashtead Capital, Inc. 5.625% 10/1/24 (a)	11,275	10,852
CBRE Group, Inc. 5.25% 3/15/25	13,020	13,450
Everi Payments, Inc. 10% 1/15/22	11,585	9,963
Garda World Security Corp. 7.25% 11/15/21 (a)	4,645	3,623
Laureate Education, Inc. 9.25% 9/1/19 (a)(b)	61,085	33,444
NES Rentals Holdings, Inc. 7.875% 5/1/18 (a)	3,020	2,325
TMS International Corp. 7.625% 10/15/21 (a)	2,170	1,676
United Rentals North America, Inc.:
4.625% 7/15/23	9,820	9,525
5.5% 7/15/25	7,840	6,997
		107,123
Steel - 0.1%
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	3,010	2,273
11.25% 10/15/18	14,130	9,396
		11,669
Super Retail - 1.3%
CST Brands, Inc. 5% 5/1/23	2,640	2,633
L Brands, Inc.:
5.625% 10/15/23	10,310	10,954
6.875% 11/1/35 (a)	13,095	13,537
L Brands, Inc. 5.625% 2/15/22	14,745	15,847
Netflix, Inc.:
5.375% 2/1/21 (a)	7,725	8,304
5.75% 3/1/24	12,225	12,561
5.875% 2/15/25 (a)	27,663	28,527
PVH Corp. 4.5% 12/15/22	21,264	20,626
Sally Holdings LLC 5.625% 12/1/25	10,380	10,717
Sonic Automotive, Inc. 5% 5/15/23	1,610	1,511
Springs Industries, Inc. 6.25% 6/1/21	2,990	2,945
		128,162
Technology - 4.8%
Activision Blizzard, Inc.:
5.625% 9/15/21 (a)	50,160	52,668
6.125% 9/15/23 (a)	16,390	17,537
ADT Corp. 6.25% 10/15/21	32,065	33,267
Blue Coat Systems, Inc. 8.375% 6/1/23 (a)	9,925	10,024
BMC Software Finance, Inc. 8.125% 7/15/21 (a)	27,165	16,639
BMC Software, Inc. 7.25% 6/1/18	2,290	1,855
Brocade Communications Systems, Inc. 4.625% 1/15/23	6,460	6,137
CDW LLC/CDW Finance Corp. 5% 9/1/23	10,930	11,039
Ceridian HCM Holding, Inc. 11% 3/15/21 (a)	4,675	3,693
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	19,115	17,825
Entegris, Inc. 6% 4/1/22 (a)	3,215	3,263
First Data Corp. 5.375% 8/15/23 (a)	17,100	17,442
Flextronics International Ltd.:
4.625% 2/15/20	11,210	11,434
5% 2/15/23	12,150	12,332
Lucent Technologies, Inc.:
6.45% 3/15/29	36,439	37,714
6.5% 1/15/28	19,936	20,185
Micron Technology, Inc.:
5.25% 8/1/23 (a)	4,485	3,633
5.25% 1/15/24 (a)	9,585	7,788
5.5% 2/1/25	30,765	24,304
5.625% 1/15/26 (a)	8,440	6,541
5.875% 2/15/22	6,735	5,994
Microsemi Corp. 9.125% 4/15/23 (a)	4,575	4,815
Nuance Communications, Inc. 5.375% 8/15/20 (a)	5,080	5,080
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (a)	11,130	11,202
4.625% 6/15/22 (a)	5,175	5,033
5.75% 2/15/21 (a)	9,665	10,003
5.75% 3/15/23 (a)	15,325	15,641
Qorvo, Inc.:
6.75% 12/1/23 (a)	5,795	5,723
7% 12/1/25 (a)	11,730	11,642
Seagate HDD Cayman:
4.75% 6/1/23	19,755	16,973
4.75% 1/1/25	11,170	8,953
Sensata Technologies BV:
4.875% 10/15/23 (a)	5,010	4,910
5% 10/1/25 (a)	11,210	10,790
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	11,535	11,766
SS&C Technologies Holdings, Inc. 5.875% 7/15/23 (a)	8,960	9,274
VeriSign, Inc.:
4.625% 5/1/23	8,755	8,580
5.25% 4/1/25	11,005	11,005
		472,704
Telecommunications - 13.7%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (a)	10,353	11,129
8.875% 1/1/20 (a)	5,800	6,213
Altice Financing SA:
6.5% 1/15/22 (a)	26,701	26,567
6.625% 2/15/23 (a)	20,740	20,377
7.875% 12/15/19 (a)	9,310	9,706
Altice Finco SA:
8.125% 1/15/24 (a)	21,880	21,005
9.875% 12/15/20 (a)	10,945	11,711
Altice SA:
7.625% 2/15/25 (a)	30,480	27,127
7.75% 5/15/22 (a)	67,520	62,962
Citizens Communications Co.:
7.875% 1/15/27	9,275	7,142
9% 8/15/31	13,178	10,477
Crown Castle International Corp. 5.25% 1/15/23	30,510	32,493
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	7,190	7,298
Digicel Group Ltd.:
6% 4/15/21 (a)	2,020	1,760
6.75% 3/1/23 (a)	1,900	1,634
7% 2/15/20 (a)	2,110	1,855
7.125% 4/1/22 (a)	74,365	55,439
8.25% 9/30/20 (a)	45,494	36,799
Eileme 2 AB 11.625% 1/31/20 (a)	20,050	21,216
FairPoint Communications, Inc. 8.75% 8/15/19 (a)	6,240	6,022
GCI, Inc. 6.875% 4/15/25	10,905	10,687
Intelsat Jackson Holdings SA:
5.5% 8/1/23	16,835	13,426
6.625% 12/15/22 (Reg. S)	20,000	12,950
7.25% 10/15/20	36,760	31,614
7.5% 4/1/21	21,110	18,049
j2 Global, Inc. 8% 8/1/20	7,245	7,607
Level 3 Communications, Inc. 5.75% 12/1/22	11,550	11,897
Level 3 Financing, Inc.:
5.125% 5/1/23	11,240	11,296
5.375% 5/1/25	11,240	11,310
Millicom International Cellular SA:
4.75% 5/22/20 (a)	5,180	4,518
6% 3/15/25 (a)	10,745	9,132
6.625% 10/15/21 (a)	6,275	5,585
Neptune Finco Corp.:
6.625% 10/15/25 (a)	22,160	22,991
10.125% 1/15/23 (a)	22,930	24,248
10.875% 10/15/25 (a)	54,425	57,554
Numericable Group SA:
4.875% 5/15/19 (a)	17,085	16,957
6% 5/15/22 (a)	122,140	120,308
6.25% 5/15/24 (a)	75,510	73,622
Sable International Finance Ltd. 6.875% 8/1/22 (a)	35,980	33,461
Sprint Capital Corp.:
6.875% 11/15/28	11,304	7,447
8.75% 3/15/32	8,446	5,954
Sprint Communications, Inc. 6% 11/15/22	42,115	28,322
Sprint Corp.:
7.125% 6/15/24	70,798	47,789
7.625% 2/15/25	46,665	31,878
7.875% 9/15/23	29,545	21,051
T-Mobile U.S.A., Inc.:
6% 3/1/23	19,695	19,803
6.125% 1/15/22	18,850	19,180
6.25% 4/1/21	34,470	35,073
6.375% 3/1/25	76,286	76,477
6.5% 1/15/24	50,680	51,187
6.625% 4/1/23	46,480	47,526
6.633% 4/28/21	17,324	17,909
6.731% 4/28/22	11,245	11,540
6.836% 4/28/23	13,357	13,758
U.S. West Communications:
7.25% 9/15/25	1,480	1,640
7.25% 10/15/35	5,745	5,601
UPCB Finance IV Ltd. 5.375% 1/15/25 (a)	11,930	11,453
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23	11,035	10,787
		1,340,519
Transportation Ex Air/Rail - 0.2%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	10,180	5,243
Teekay Corp.:
8.5% 1/15/20 (a)	11,540	7,270
8.5% 1/15/20	10,097	6,361
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	1,065	181
		19,055
Utilities - 2.6%
Dynegy, Inc.:
7.375% 11/1/22	9,615	8,509
7.625% 11/1/24	21,830	19,210
Energy Future Holdings Corp.:
10.875% 11/1/17 (c)	7,994	7,514
11.25% 11/1/17 pay-in-kind (b)(c)	147	138
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (c)	61,314	64,380
12.25% 3/1/22 (a)(c)	48,339	51,059
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	2,720	1,904
7% 6/15/23	11,295	8,132
RJS Power Holdings LLC 4.625% 7/15/19 (a)	11,305	8,648
TXU Corp.:
5.55% 11/15/14 (c)	4,137	3,020
6.5% 11/15/24 (c)	39,570	28,886
6.55% 11/15/34 (c)	74,878	54,661
		256,061

TOTAL NONCONVERTIBLE BONDS		6,212,873

TOTAL CORPORATE BONDS
(Cost $6,598,657)		6,214,467
	Shares	Value (000s)

Common Stocks - 18.5%
Air Transportation - 0.3%
Air Canada (d)	2,140,000	11,992
Delta Air Lines, Inc.	422,100	18,695

TOTAL AIR TRANSPORTATION		30,687

Automotive & Auto Parts - 1.2%
Chassix Holdings, Inc.	677,217	14,012
Chassix Holdings, Inc. warrants	37,382	0
Delphi Automotive PLC	530,000	34,418
Exide Technologies	9,824	0
Exide Technologies	32,746	0
General Motors Co.	11,348	336
Lear Corp.	385,300	40,006
Tenneco, Inc. (d)	320,700	12,254
Tesla Motors, Inc. (d)	112,500	21,510

TOTAL AUTOMOTIVE & AUTO PARTS		122,536

Broadcasting - 1.1%
AMC Networks, Inc. Class A (d)	720,200	52,423
Sinclair Broadcast Group, Inc. Class A (e)	1,638,900	54,084

TOTAL BROADCASTING		106,507

Building Materials - 0.0%
Ply Gem Holdings, Inc. (d)	41,200	411
Cable/Satellite TV - 0.4%
Naspers Ltd. Class N	290,300	36,686
Chemicals - 0.2%
LyondellBasell Industries NV Class A	224,245	17,484
Consumer Products - 0.5%
Harman International Industries, Inc.	211,300	15,719
Michael Kors Holdings Ltd. (d)	369,000	14,723
Reddy Ice Holdings, Inc. (d)	496,439	442
Revlon, Inc. (d)	468,800	13,937

TOTAL CONSUMER PRODUCTS		44,821

Containers - 0.3%
WestRock Co.	889,092	31,367
Diversified Financial Services - 0.6%
OneMain Holdings, Inc. (d)	1,446,000	38,218
Penson Worldwide, Inc. Class A (d)	10,322,034	0
PJT Partners, Inc. (d)(e)	5,092	131
The Blackstone Group LP	867,800	22,797

TOTAL DIVERSIFIED FINANCIAL SERVICES		61,146

Energy - 0.1%
Crestwood Equity Partners LP	151,525	1,933
EP Energy Corp. (d)(e)	716,800	2,681
Hornbeck Offshore Services, Inc. (d)	280,600	2,281
Ovation Acquisition I LLC (f)	3,002,269	30
Southwestern Energy Co. (d)(e)	762,100	6,775

TOTAL ENERGY		13,700

Food & Drug Retail - 0.3%
CVS Health Corp.	267,200	25,809
Gaming - 0.8%
Station Holdco LLC (d)(f)(g)	22,418,968	78,018
Station Holdco LLC (d)(f)(h)	170,582	594
Station Holdco LLC:
unit (d)(f)(h)	256,968	139
warrants 6/15/18 (d)(f)(g)	894,280	483

TOTAL GAMING		79,234

Healthcare - 3.7%
Alexion Pharmaceuticals, Inc. (d)	178,200	26,005
Allergan PLC (d)	279,400	79,470
Biogen, Inc. (d)	93,200	25,449
Celgene Corp. (d)	369,300	37,048
Endo Health Solutions, Inc. (d)	727,800	40,371
Gilead Sciences, Inc.	485,000	40,255
HCA Holdings, Inc. (d)	1,085,400	75,522
Rotech Healthcare, Inc. (d)	185,710	5,904
Teva Pharmaceutical Industries Ltd. sponsored ADR	452,600	27,826

TOTAL HEALTHCARE		357,850

Homebuilders/Real Estate - 0.7%
American Tower Corp.	11,612	1,095
CalAtlantic Group, Inc.	400,000	12,996
Lennar Corp. Class A	690,000	29,084
PulteGroup, Inc.	820,000	13,743
Realogy Holdings Corp. (d)	51,500	1,689
Taylor Morrison Home Corp. (d)	1,000,000	12,050

TOTAL HOMEBUILDERS/REAL ESTATE		70,657

Hotels - 0.2%
Extended Stay America, Inc. unit	1,595,800	20,442
Metals/Mining - 0.0%
Aleris Corp. (d)(f)	127,520	1,409
Mirabela Nickel Ltd. (d)	6,852,955	403

TOTAL METALS/MINING		1,812

Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (d)(f)	127,577	1,020
Restaurants - 0.5%
Fiesta Restaurant Group, Inc. (d)	500,000	18,200
Starbucks Corp.	445,300	27,061

TOTAL RESTAURANTS		45,261

Services - 1.6%
Air Lease Corp. Class A	549,800	14,163
Avis Budget Group, Inc. (d)	596,000	15,657
HD Supply Holdings, Inc. (d)	1,088,200	28,587
MasterCard, Inc. Class A	412,300	36,707
Penhall Acquisition Co.:
Class A (d)	26,163	2,071
Class B (d)	8,721	690
ServiceMaster Global Holdings, Inc. (d)	494,900	20,890
United Rentals, Inc. (d)	816,900	39,138
WP Rocket Holdings, Inc. (d)(f)	25,255,077	1,515

TOTAL SERVICES		159,418

Super Retail - 0.6%
Arena Brands Holding Corp. Class B (d)(f)	659,302	2,815
Deckers Outdoor Corp. (d)	175,900	8,700
G-III Apparel Group Ltd. (d)	300,000	14,808
Office Depot, Inc. (d)	2,987,000	15,383
Priceline Group, Inc. (d)	19,300	20,554

TOTAL SUPER RETAIL		62,260

Technology - 4.3%
Alphabet, Inc. Class A	94,400	71,871
Apple, Inc.	198,400	19,312
CDW Corp.	873,400	33,582
Cypress Semiconductor Corp.	24,992	196
Facebook, Inc. Class A (d)	618,500	69,402
MagnaChip Semiconductor Corp. (d)(e)	219,804	1,007
NXP Semiconductors NV (d)	624,685	46,714
PayPal Holdings, Inc. (d)	630,400	22,783
Qorvo, Inc. (d)	1,367,397	54,149
Skyworks Solutions, Inc.	1,520,734	104,809

TOTAL TECHNOLOGY		423,825

Telecommunications - 1.0%
Alibaba Group Holding Ltd. sponsored ADR (d)	643,800	43,154
Baidu.com, Inc. sponsored ADR (d)	66,200	10,808
T-Mobile U.S., Inc. (d)	978,600	39,291

TOTAL TELECOMMUNICATIONS		93,253

Transportation Ex Air/Rail - 0.1%
DeepOcean Group Holding BV (a)(d)	1,138,931	9,192
U.S. Shipping Partners Corp. (d)	51,736	10
U.S. Shipping Partners Corp. warrants 12/31/29 (d)	484,379	0

TOTAL TRANSPORTATION EX AIR/RAIL		9,202

Utilities - 0.0%
Portland General Electric Co.	14,817	576
TOTAL COMMON STOCKS
(Cost $1,848,324)		1,815,964

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.1%
Consumer Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (d)	199,717	1,681
Healthcare - 0.1%
Allergan PLC 5.50%	13,000	12,328

TOTAL CONVERTIBLE PREFERRED STOCKS		14,009

Nonconvertible Preferred Stocks - 0.2%
Banks & Thrifts - 0.2%
Goldman Sachs Group, Inc. Series K 6.375%	555,736	15,110
TOTAL PREFERRED STOCKS
(Cost $28,319)		29,119
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 3.6%
Automotive & Auto Parts - 0.1%
Chassix, Inc. term loan 12% 7/29/19	8,527	8,399
Consumer Products - 0.1%
Revlon Consumer Products Corp. Tranche B, term loan 3.25% 11/19/17 (b)	10,759	10,729
Containers - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (b)	9,170	9,054
Energy - 0.1%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (b)	6,297	6,265
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (b)	4,584	4,392

TOTAL ENERGY		10,657

Gaming - 0.0%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	3,239	2,677
Homebuilders/Real Estate - 0.0%
Realogy Corp. Credit-Linked Deposit 4.6795% 10/10/16 (b)	703	693
Hotels - 0.2%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (b)	16,427	16,390
Restaurants - 0.1%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (b)	6,040	6,025
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (b)	981	974

TOTAL RESTAURANTS		6,999

Services - 0.2%
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (b)	3,584	3,521
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (b)	13,097	12,835
Tranche L 2LN, term loan 10.25% 8/13/23 (b)	4,850	4,656

TOTAL SERVICES		21,012

Steel - 0.0%
Essar Steel Algoma, Inc. Tranche B, term loan 0% 8/16/19 (c)	5,183	1,163
Technology - 0.4%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (b)	16,659	13,289
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (b)	22,853	22,246
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (b)	1,115	1,117
Tranche B 1LN, term loan 4.75% 11/12/21 (b)	995	994

TOTAL TECHNOLOGY		37,646

Telecommunications - 0.1%
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (b)	11,185	10,668
Utilities - 2.2%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (b)	213,061	212,125
TOTAL BANK LOAN OBLIGATIONS
(Cost $355,122)		348,212

Preferred Securities - 6.4%
Banks & Thrifts - 4.6%
Bank of America Corp.:
5.125% (b)(i)	28,140	26,844
5.2% (b)(i)	55,385	52,273
6.25% (b)(i)	18,795	19,276
8% (b)(i)	7,796	7,875
8.125% (b)(i)	6,360	6,562
Barclays Bank PLC 7.625% 11/21/22	22,355	25,321
Credit Agricole SA 8.125% (a)(b)(i)	16,505	16,544
Goldman Sachs Group, Inc.:
5.375% (b)(i)	14,515	14,348
5.7% (b)(i)	35,166	35,140
JPMorgan Chase & Co.:
5% (b)(i)	33,640	31,702
5.3% (b)(i)	16,855	16,980
6% (b)(i)	50,895	52,326
6.125% (b)(i)	15,170	15,461
6.75% (b)(i)	8,330	9,298
Wells Fargo & Co.:
5.875% (b)(i)	50,420	53,536
5.9% (b)(i)	63,075	64,115
7.98% (b)(i)	5,738	6,171

TOTAL BANKS & THRIFTS		453,772

Diversified Financial Services - 1.6%
American Express Co.:
4.9% (b)(i)	7,255	6,901
5.2% (b)(i)	8,235	7,936
Citigroup, Inc.:
5.8% (b)(i)	41,925	41,293
5.9% (b)(i)	27,015	27,346
5.95% (b)(i)	51,015	49,756
6.3% (b)(i)	5,610	5,517
Morgan Stanley 5.55% (b)(i)	16,780	16,645

TOTAL DIVERSIFIED FINANCIAL SERVICES		155,394

Entertainment/Film - 0.2%
NBCUniversal Enterprise, Inc. 5.25% (a)(i)	14,560	15,526
TOTAL PREFERRED SECURITIES
(Cost $627,026)		624,692
	Shares	Value (000s)

Money Market Funds - 6.7%
Fidelity Cash Central Fund, 0.38% (j)	639,357,862	639,358
Fidelity Securities Lending Cash Central Fund, 0.42% (j)(k)	17,570,886	17,571
TOTAL MONEY MARKET FUNDS
(Cost $656,929)		656,929
TOTAL INVESTMENT PORTFOLIO - 99.0%
(Cost $10,114,377)		9,689,383
NET OTHER ASSETS (LIABILITIES) - 1.0%		97,605
NET ASSETS - 100%		$9,786,988

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,517,757,000 or 25.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing - Security is in default.

 (d) Non-income producing

 (e) Security or a portion of the security is on loan at period end.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $86,023,000 or 0.9% of net assets.

 (g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

 (h) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Aleris Corp.	6/1/10	$4,464
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$21,592
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$246
Ovation Acquisition I LLC	12/23/15	$30
Station Holdco LLC	6/17/11 - 3/15/12	$22,900
Station Holdco LLC unit	3/12/13 - 4/1/13	$15
Station Holdco LLC	4/1/13	$196
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$70,509
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$13,154

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$997
Fidelity Securities Lending Cash Central Fund	181
Total	$1,178

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$593,151	$459,384	$37,706	$96,061
Consumer Staples	41,899	39,746	442	1,711
Energy	13,670	13,670	--	--
Financials	79,040	79,040	--	--
Health Care	370,178	364,274	--	5,904
Industrials	142,121	128,643	--	13,478
Information Technology	514,494	514,494	--	--
Materials	50,663	48,851	--	1,812
Telecommunication Services	39,291	39,291	--	--
Utilities	576	576	--	--
Corporate Bonds	6,214,467	--	6,211,731	2,736
Bank Loan Obligations	348,212	--	339,120	9,092
Preferred Securities	624,692	--	624,692	--
Money Market Funds	656,929	656,929	--	--
Total Investments in Securities:	$9,689,383	$2,344,898	$7,213,691	$130,794

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$107,429
Net Realized Gain (Loss) on Investment Securities	5,110
Net Unrealized Gain (Loss) on Investment Securities	(3,633)
Cost of Purchases	31,474
Proceeds of Sales	(11,276)
Amortization/Accretion	237
Transfers into Level 3	2,538
Transfers out of Level 3	(1,085)
Ending Balance	$130,794
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2016	$(346)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy.For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 01/31/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Corporate Bonds	$1,949	Expected distribution	Recovery rate	0.0%	Increase
		Market comparable	Yield	1.7%	Decrease
			Spread	16.2%	Decrease
			Transaction price	$100.00	Increase
Equities	$118,966	Adjusted book value	Book value multiple	1.0	Increase
		Expected distribution	Recovery rate	0.0% - 1.0% / 1.0%	Increase
			Interest rate	7.0%	Increase
		Last transaction price	Transaction price	$0.01 - $0.20 / $0.08	Increase
		Market comparable	EV/EBITDA multiple	3.1 - 9.3 / 8.0	Increase
			Discount for lack of marketability	10.0% - 25.0% / 12.3%	Decrease
			Strike price	$26.41	Increase
		Proposed transaction price	Transaction price	$5.00	Increase
			Discount rate	25.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $10,097,239,000. Net unrealized depreciation aggregated $407,856,000, of which $560,082,000 related to appreciated investment securities and $967,938,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Focused High Income Fund

January 31, 2016

FFH-QTLY-0316
1.813015.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 76.3%
	Principal Amount	Value
Aerospace - 0.3%
Orbital ATK, Inc. 5.5% 10/1/23 (a)	$1,995,000	$2,024,925
Air Transportation - 1.8%
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 9/15/20 (a)	1,335,000	1,231,538
Allegiant Travel Co. 5.5% 7/15/19	5,865,000	5,835,675
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	90,714	97,745
5.5% 4/29/22	1,660,058	1,709,860
6.25% 10/11/21	1,769,485	1,855,747
9.25% 5/10/17	433,944	459,980
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	994,899	1,111,799
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	95,959	100,757
9.75% 1/15/17	623,751	661,176

TOTAL AIR TRANSPORTATION		13,064,277

Automotive & Auto Parts - 0.4%
Schaeffler Finance BV 4.75% 5/15/21 (a)	1,520,000	1,520,000
ZF North America Capital, Inc.:
4% 4/29/20 (a)	1,115,000	1,113,049
4.75% 4/29/25 (a)	520,000	487,500

TOTAL AUTOMOTIVE & AUTO PARTS		3,120,549

Banks & Thrifts - 0.1%
Ally Financial, Inc. 5.75% 11/20/25	590,000	588,525
Building Materials - 1.3%
Building Materials Corp. of America:
5.375% 11/15/24 (a)	6,750,000	6,648,750
6% 10/15/25 (a)	1,585,000	1,616,700
USG Corp. 5.5% 3/1/25 (a)	1,330,000	1,348,288

TOTAL BUILDING MATERIALS		9,613,738

Cable/Satellite TV - 5.8%
Altice SA 5.375% 7/15/23 (a)	11,230,000	11,286,150
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	525,000	523,688
5.125% 5/1/23 (a)	1,875,000	1,875,000
5.875% 5/1/27 (a)	105,000	103,425
CCOH Safari LLC 5.75% 2/15/26 (a)	1,360,000	1,352,343
Cogeco Communications, Inc. 4.875% 5/1/20 (a)	5,370,000	5,390,138
CSC Holdings LLC 6.75% 11/15/21	6,350,000	6,270,625
DISH DBS Corp.:
5.125% 5/1/20	6,220,000	6,173,350
5.875% 11/15/24	2,000,000	1,782,500
6.75% 6/1/21	6,000,000	6,120,000
Virgin Media Secured Finance PLC 5.5% 1/15/25 (a)	590,000	592,950

TOTAL CABLE/SATELLITE TV		41,470,169

Chemicals - 1.0%
Blue Cube Spinco, Inc. 9.75% 10/15/23 (a)	860,000	924,500
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)	1,720,000	1,036,300
LSB Industries, Inc. 7.75% 8/1/19	1,610,000	1,324,225
NOVA Chemicals Corp. 5.25% 8/1/23 (a)	3,200,000	3,132,000
Platform Specialty Products Corp. 6.5% 2/1/22 (a)	1,025,000	804,625

TOTAL CHEMICALS		7,221,650

Consumer Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	935,000	869,550
Containers - 1.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.512% 12/15/19 (a)(b)	3,565,000	3,409,031
Ball Corp. 5.25% 7/1/25	2,385,000	2,450,588
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	377,000	373,230
Owens-Brockway Glass Container, Inc.:
5.875% 8/15/23 (a)	1,070,000	1,049,938
6.375% 8/15/25 (a)	1,070,000	1,053,950

TOTAL CONTAINERS		8,336,737

Diversified Financial Services - 9.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20	1,470,000	1,429,575
4.625% 7/1/22	1,305,000	1,269,113
5% 10/1/21	2,995,000	2,995,000
Aircastle Ltd.:
5.125% 3/15/21	1,340,000	1,323,250
6.25% 12/1/19	6,840,000	7,216,200
FLY Leasing Ltd.:
6.375% 10/15/21	4,305,000	4,165,088
6.75% 12/15/20	7,040,000	7,048,800
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,489,000	2,289,880
5.875% 2/1/22	8,630,000	7,713,063
6% 8/1/20	6,030,000	5,660,060
ILFC E-Capital Trust I 4.49% 12/21/65 (a)(b)	580,000	520,550
ILFC E-Capital Trust II 4.74% 12/21/65 (a)(b)	2,430,000	2,187,000
International Lease Finance Corp. 6.25% 5/15/19	3,760,000	3,938,600
MSCI, Inc. 5.25% 11/15/24 (a)	1,370,000	1,412,813
Navient Corp.:
5% 10/26/20	455,000	393,575
5.875% 3/25/21	2,230,000	1,928,950
5.875% 10/25/24	1,265,000	1,002,513
SLM Corp.:
4.875% 6/17/19	4,185,000	3,829,275
5.5% 1/15/19	4,785,000	4,485,938
5.5% 1/25/23	2,900,000	2,356,250
6.125% 3/25/24	3,585,000	2,944,181

TOTAL DIVERSIFIED FINANCIAL SERVICES		66,109,674

Diversified Media - 0.2%
Lamar Media Corp. 5.75% 2/1/26 (a)	505,000	520,150
National CineMedia LLC 6% 4/15/22	795,000	813,881

TOTAL DIVERSIFIED MEDIA		1,334,031

Electric Utilities No Longer Use - 0.1%
PPL Energy Supply LLC 6.5% 6/1/25	530,000	360,400
Energy - 9.0%
Antero Resources Corp.:
5.125% 12/1/22	4,956,000	4,175,430
5.625% 6/1/23 (a)	1,565,000	1,298,950
Antero Resources Finance Corp. 5.375% 11/1/21	500,000	423,750
Baytex Energy Corp.:
5.125% 6/1/21 (a)	1,310,000	786,000
5.625% 6/1/24 (a)	4,405,000	2,554,900
Consolidated Energy Finance SA 6.75% 10/15/19 (a)	4,206,000	3,701,280
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	70,000	67,900
Denbury Resources, Inc.:
5.5% 5/1/22	3,455,000	1,209,250
6.375% 8/15/21	8,330,000	2,998,800
Energy Transfer Equity LP 5.5% 6/1/27	1,045,000	741,950
Forum Energy Technologies, Inc. 6.25% 10/1/21	2,300,000	1,840,000
Gibson Energy, Inc. 6.75% 7/15/21 (a)	3,265,000	3,036,450
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	2,495,000	1,927,388
5.75% 10/1/25 (a)	1,015,000	794,238
7.625% 4/15/21 (a)	185,000	167,888
Hornbeck Offshore Services, Inc. 5% 3/1/21	440,000	248,600
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	3,090,000	2,939,826
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	805,000	825,125
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (b)	5,785,000	5,293,275
5.625% 3/1/25	8,750,000	7,525,000
5.75% 5/15/24	7,460,000	6,546,150
SM Energy Co. 6.5% 11/15/21	980,000	570,556
Sunoco LP / Sunoco Finance Corp.:
5.5% 8/1/20 (a)	1,595,000	1,495,313
6.375% 4/1/23 (a)	1,330,000	1,226,925
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/18	4,250,000	3,968,438
6.75% 3/15/24 (a)	1,565,000	1,291,125
6.875% 2/1/21	940,000	813,100
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (a)	510,000	473,663
5.875% 10/1/20	545,000	504,125
6.125% 10/15/21	575,000	520,375
6.25% 10/15/22 (a)	1,010,000	919,100
Whiting Petroleum Corp. 5% 3/15/19	3,225,000	2,094,234
WPX Energy, Inc. 7.5% 8/1/20	2,025,000	1,271,903

TOTAL ENERGY		64,251,007

Food & Drug Retail - 0.1%
Tesco PLC 6.15% 11/15/37 (a)	1,025,000	867,248
Food/Beverage/Tobacco - 6.0%
ESAL GmbH 6.25% 2/5/23 (a)	15,945,000	12,397,238
JBS Investments GmbH:
7.25% 4/3/24 (a)	1,580,000	1,273,875
7.75% 10/28/20 (a)	3,020,000	2,672,700
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	2,050,000	1,568,250
5.875% 7/15/24 (a)	4,470,000	3,576,000
7.25% 6/1/21 (a)	965,000	874,531
7.25% 6/1/21 (a)	2,100,000	1,903,125
8.25% 2/1/20 (a)	3,860,000	3,647,700
Minerva Luxembourg SA 7.75% 1/31/23 (a)	8,526,000	7,950,495
TreeHouse Foods, Inc. 6% 2/15/24 (a)	480,000	493,800
Vector Group Ltd. 7.75% 2/15/21	6,620,000	6,917,900

TOTAL FOOD/BEVERAGE/TOBACCO		43,275,614

Gaming - 5.0%
MCE Finance Ltd. 5% 2/15/21 (a)	11,490,000	10,232,534
Scientific Games Corp. 7% 1/1/22 (a)	11,905,000	11,190,700
Wynn Macau Ltd. 5.25% 10/15/21 (a)	16,130,000	14,033,100

TOTAL GAMING		35,456,334

Healthcare - 2.0%
Centene Corp.:
5.625% 2/15/21 (a)(c)	1,045,000	1,064,594
6.125% 2/15/24 (a)(c)	575,000	587,219
Community Health Systems, Inc. 5.125% 8/1/21	7,010,000	6,957,425
HealthSouth Corp.:
5.125% 3/15/23	355,000	344,350
5.75% 11/1/24	485,000	478,739
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (a)	285,000	272,888
5.5% 4/15/25 (a)	270,000	240,300
Molina Healthcare, Inc. 5.375% 11/15/22 (a)	825,000	822,938
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	2,570,000	2,621,400
Tenet Healthcare Corp. 6% 10/1/20	775,000	819,563

TOTAL HEALTHCARE		14,209,416

Homebuilders/Real Estate - 1.7%
CBRE Group, Inc. 5% 3/15/23	3,805,000	3,838,084
Howard Hughes Corp. 6.875% 10/1/21 (a)	1,505,000	1,505,000
Lennar Corp. 4.875% 12/15/23	1,380,000	1,352,400
Meritage Homes Corp. 6% 6/1/25	1,365,000	1,330,875
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (a)	615,000	575,025
TRI Pointe Homes, Inc.:
4.375% 6/15/19	3,360,000	3,259,200
5.875% 6/15/24	345,000	334,650

TOTAL HOMEBUILDERS/REAL ESTATE		12,195,234

Leisure - 0.7%
NCL Corp. Ltd.:
4.625% 11/15/20 (a)	1,980,000	1,925,550
5.25% 11/15/19 (a)	1,435,000	1,442,175
Speedway Motorsports, Inc. 5.125% 2/1/23	1,395,000	1,391,513

TOTAL LEISURE		4,759,238

Metals/Mining - 1.2%
CONSOL Energy, Inc. 5.875% 4/15/22	2,480,000	1,602,700
Lundin Mining Corp.:
7.5% 11/1/20 (a)	1,600,000	1,360,000
7.875% 11/1/22 (a)	2,890,000	2,333,675
New Gold, Inc. 6.25% 11/15/22 (a)	4,130,000	3,087,175

TOTAL METALS/MINING		8,383,550

Paper - 0.5%
Sappi Papier Holding GmbH 6.625% 4/15/21 (a)	3,635,000	3,689,525
Publishing/Printing - 0.9%
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	4,025,000	3,542,000
7% 2/15/22	1,180,000	1,106,250
7.875% 3/15/21	1,995,000	1,963,878

TOTAL PUBLISHING/PRINTING		6,612,128

Services - 3.3%
ADT Corp.:
3.5% 7/15/22	655,000	591,138
4.125% 4/15/19	2,820,000	2,904,600
5.25% 3/15/20	960,000	1,008,000
APX Group, Inc. 6.375% 12/1/19	15,910,000	15,213,920
Audatex North America, Inc.:
6% 6/15/21 (a)	2,965,000	2,987,238
6.125% 11/1/23 (a)	1,070,000	1,078,025

TOTAL SERVICES		23,782,921

Steel - 2.5%
Evraz, Inc. NA Canada 7.5% 11/15/19 (a)	1,020,000	899,640
Steel Dynamics, Inc.:
5.125% 10/1/21	11,445,000	10,672,463
5.25% 4/15/23	1,045,000	948,338
5.5% 10/1/24	575,000	518,938
6.125% 8/15/19	4,845,000	4,845,000

TOTAL STEEL		17,884,379

Super Retail - 0.2%
L Brands, Inc. 6.875% 11/1/35 (a)	870,000	899,363
Sally Holdings LLC 5.625% 12/1/25	700,000	722,750

TOTAL SUPER RETAIL		1,622,113

Technology - 5.3%
ADT Corp.:
4.125% 6/15/23	2,630,000	2,419,600
6.25% 10/15/21	5,110,000	5,301,625
Brocade Communications Systems, Inc. 4.625% 1/15/23	3,320,000	3,154,000
Micron Technology, Inc.:
5.25% 8/1/23 (a)	3,115,000	2,523,150
5.25% 1/15/24 (a)	1,785,000	1,450,313
5.5% 2/1/25	960,000	758,400
5.625% 1/15/26 (a)	8,250,000	6,393,750
5.875% 2/15/22	3,675,000	3,270,750
Nuance Communications, Inc. 5.375% 8/15/20 (a)	4,885,000	4,885,000
NXP BV/NXP Funding LLC 4.625% 6/15/22 (a)	1,560,000	1,517,100
Qorvo, Inc.:
6.75% 12/1/23 (a)	1,535,000	1,515,813
7% 12/1/25 (a)	1,895,000	1,880,788
Rackspace Hosting, Inc. 6.5% 1/15/24 (a)	695,000	634,188
Sensata Technologies BV 5% 10/1/25 (a)	1,170,000	1,126,125
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	1,220,000	1,244,400

TOTAL TECHNOLOGY		38,075,002

Telecommunications - 10.9%
Altice Financing SA:
6.5% 1/15/22 (a)	3,575,000	3,557,125
6.625% 2/15/23 (a)	4,860,000	4,774,950
7.875% 12/15/19 (a)	2,280,000	2,376,900
Columbus International, Inc. 7.375% 3/30/21 (a)	6,044,000	6,059,110
DigitalGlobe, Inc. 5.25% 2/1/21 (a)	5,750,000	5,031,250
GCI, Inc. 6.875% 4/15/25	910,000	891,800
Millicom International Cellular SA 6% 3/15/25 (a)	5,010,000	4,257,999
Neptune Finco Corp. 6.625% 10/15/25 (a)	700,000	726,250
Sable International Finance Ltd. 6.875% 8/1/22 (a)	2,490,000	2,315,700
Sprint Capital Corp. 6.875% 11/15/28	1,415,000	932,131
Sprint Communications, Inc.:
7% 3/1/20 (a)	9,675,000	9,288,000
9% 11/15/18 (a)	8,405,000	8,573,100
Sprint Corp. 7.875% 9/15/23	1,500,000	1,068,750
T-Mobile U.S.A., Inc.:
6% 3/1/23	3,765,000	3,785,708
6.375% 3/1/25	6,210,000	6,225,525
6.464% 4/28/19	6,045,000	6,233,906
6.5% 1/15/24	2,535,000	2,560,350
6.5% 1/15/26	1,175,000	1,175,000
6.542% 4/28/20	2,765,000	2,847,950
6.625% 4/1/23	975,000	996,938
Telecom Italia Capital SA 6% 9/30/34	1,155,000	1,033,725
Telecom Italia SpA 5.303% 5/30/24 (a)	650,000	633,750
Wind Acquisition Finance SA 4.75% 7/15/20 (a)	2,830,000	2,780,475

TOTAL TELECOMMUNICATIONS		78,126,392

Transportation Ex Air/Rail - 0.5%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	200,000	159,000
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (a)	8,660,000	3,117,600

TOTAL TRANSPORTATION EX AIR/RAIL		3,276,600

Utilities - 5.0%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	7,560,000	7,200,900
NRG Energy, Inc. 6.25% 7/15/22	3,285,000	2,710,125
NSG Holdings II, LLC 7.75% 12/15/25 (a)	10,588,280	11,170,636
RJS Power Holdings LLC 4.625% 7/15/19 (a)	8,155,000	6,238,575
The AES Corp.:
4.875% 5/15/23	1,770,000	1,566,450
7.375% 7/1/21	6,440,000	6,633,200

TOTAL UTILITIES		35,519,886

TOTAL NONCONVERTIBLE BONDS
(Cost $601,931,375)		546,100,812

Bank Loan Obligations - 5.7%
Aerospace - 0.2%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (b)	1,510,465	1,462,704
Air Transportation - 0.4%
American Airlines, Inc. Tranche B, term loan 3.5% 10/10/21 (b)	2,578,950	2,541,065
Cable/Satellite TV - 0.8%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (b)	3,791,788	3,712,805
CSC Holdings LLC Tranche B, term loan 5% 10/9/22 (b)	2,080,000	2,074,155

TOTAL CABLE/SATELLITE TV		5,786,960

Containers - 0.2%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (b)	1,683,580	1,666,223
Food/Beverage/Tobacco - 0.2%
JBS U.S.A. LLC Tranche B, term loan 4% 10/30/22 (b)	1,555,000	1,485,025
Gaming - 1.5%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (b)	2,780,506	2,764,880
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (b)	6,239,597	6,203,532
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (b)	1,643,400	1,459,027

TOTAL GAMING		10,427,439

Healthcare - 0.9%
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 2.68% 10/20/18 (b)	1,399,784	1,345,542
Tranche BD 2LN, term loan 3.5% 2/13/19 (b)	5,545,000	5,327,802

TOTAL HEALTHCARE		6,673,344

Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	152,675	140,079
Services - 0.5%
Garda World Security Corp.:
term loan 4.0038% 11/8/20 (b)	3,335,841	3,162,811
Tranche DD, term loan 4.0038% 11/8/20 (b)	853,355	809,091

TOTAL SERVICES		3,971,902

Super Retail - 0.1%
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	471,438	456,116
Telecommunications - 0.1%
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (b)(c)	555,000	531,068
Utilities - 0.8%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (b)	4,056,162	3,802,652
Calpine Corp. Tranche B 6LN, term loan 4% 1/1/23 (b)	1,485,000	1,425,600
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (b)	358,202	222,085

TOTAL UTILITIES		5,450,337

TOTAL BANK LOAN OBLIGATIONS
(Cost $41,407,656)		40,592,262

Preferred Securities - 11.2%
Banks & Thrifts - 7.9%
BAC Capital Trust XIV 4% (b)(d)	515,000	386,422
Bank of America Corp.:
6.1% (b)(d)	2,835,000	2,947,433
6.25% (b)(d)	10,440,000	10,707,095
6.5% (b)(d)	3,150,000	3,347,244
Barclays Bank PLC 7.625% 11/21/22	10,410,000	11,790,735
Barclays PLC 6.625% (b)(d)	2,490,000	2,444,155
BNP Paribas SA 7.375% (a)(b)(d)	1,795,000	1,821,059
Credit Agricole SA:
6.625% (a)(b)(d)	5,703,000	5,407,552
8.125% (a)(b)(d)	1,200,000	1,202,801
Credit Suisse Group AG 6.25% (a)(b)(d)	1,375,000	1,352,794
Deutsche Bank AG 7.5% (b)(d)	2,105,000	2,030,626
Goldman Sachs Group, Inc. 5.375% (b)(d)	1,350,000	1,334,483
JPMorgan Chase & Co.:
5.3% (b)(d)	2,685,000	2,704,857
6% (b)(d)	6,400,000	6,580,000
6.1% (b)(d)	985,000	1,010,118
6.75% (b)(d)	1,310,000	1,462,288

TOTAL BANKS & THRIFTS		56,529,662

Diversified Financial Services - 3.3%
American Express Co. 4.9% (b)(d)	2,535,000	2,411,321
Citigroup, Inc.:
5.875% (b)(d)	3,785,000	3,753,766
5.95% (b)(d)	11,260,000	11,069,143
5.95% (b)(d)	1,070,000	1,081,215
6.125% (b)(d)	2,475,000	2,522,998
6.3% (b)(d)	3,160,000	3,107,860

TOTAL DIVERSIFIED FINANCIAL SERVICES		23,946,303

TOTAL PREFERRED SECURITIES
(Cost $80,229,221)		80,475,965
	Shares	Value

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 0.38% (e)
(Cost $40,353,186)	40,353,186	40,353,186
TOTAL INVESTMENT PORTFOLIO - 98.8%
(Cost $763,921,438)		707,522,225
NET OTHER ASSETS (LIABILITIES) - 1.2%		8,709,838
NET ASSETS - 100%		$716,232,063

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $274,651,262 or 38.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$48,323
Total	$48,323

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$546,100,812	$--	$546,100,812	$--
Bank Loan Obligations	40,592,262	--	40,592,262	--
Preferred Securities	80,475,965	--	80,475,965	--
Money Market Funds	40,353,186	40,353,186	--	--
Total Investments in Securities:	$707,522,225	$40,353,186	$667,169,039	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $763,211,120. Net unrealized depreciation aggregated $55,688,895, of which $5,711,302 related to appreciated investment securities and $61,400,197 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Global High Income Fund

January 31, 2016

GHI-QTLY-0316
1.926257.104

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 83.3%
		Principal Amount(a)	Value
Convertible Bonds - 0.1%
Metals/Mining - 0.1%
Vedanta Resources Jersey II Ltd. 5.5% 7/13/16		$100,000	$94,000
Nonconvertible Bonds - 83.2%
Aerospace - 0.2%
Finmeccanica Finance SA 5.25% 1/21/22	EUR	100,000	121,240
TransDigm, Inc. 6.5% 5/15/25 (b)		60,000	57,675
			178,915
Air Transportation - 0.4%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (Reg. S)		280,000	295,400
Continental Airlines, Inc. 6.125% 4/29/18		55,000	57,475
United Continental Holdings, Inc. 6.375% 6/1/18		45,000	46,575
			399,450
Automotive - 1.0%
Fiat Industrial Finance Europe SA 6.25% 3/9/18	EUR	200,000	230,736
Samvardhana Motherson Automotive Systems Group BV 4.125% 7/15/21 (Reg. S)	EUR	200,000	203,719
Schaeffler Finance BV 3.5% 5/15/22 (Reg. S)	EUR	200,000	215,089
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		300,000	298,500
			948,044
Automotive & Auto Parts - 0.4%
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		140,000	116,200
Fiat Finance & Trade Ltd. SA 7.375% 7/9/18	EUR	200,000	237,828
			354,028
Banks & Thrifts - 5.8%
Ally Financial, Inc.:
5.75% 11/20/25		60,000	59,850
8% 12/31/18		225,000	245,531
8% 11/1/31		1,195,000	1,344,340
Banco Popolare Societa Cooperativa 2.75% 7/27/20 (Reg. S)	EUR	200,000	205,229
Bank of Ceylon 5.325% 4/16/18 (Reg. S)		200,000	192,760
BBVA Bancomer SA 7.25% 4/22/20 (b)		200,000	213,500
BBVA Paraguay SA 9.75% 2/11/16 (b)		400,000	400,280
General Motors Acceptance Corp. 8% 11/1/31		257,000	291,695
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (b)		450,000	461,286
GTB Finance BV 6% 11/8/18 (b)		200,000	176,036
Itau Unibanco Holding SA 6.2% 12/21/21 (b)		350,000	334,040
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (b)		400,000	400,120
Royal Bank of Scotland Group PLC:
3.625% 3/25/24 (Reg. S) (c)	EUR	100,000	110,336
5.125% 5/28/24		317,000	318,320
6% 12/19/23		210,000	222,718
Turkiye Garanti Bankasi A/S 4.75% 10/17/19 (b)		200,000	200,000
Turkiye Halk Bankasi A/S 3.875% 2/5/20 (b)		200,000	188,513
UT2 Funding PLC 5.321% 6/30/16 (d)	EUR	50,000	54,724
Zenith Bank PLC 6.25% 4/22/19 (b)		400,000	347,800
			5,767,078
Broadcasting - 0.6%
AMC Networks, Inc.:
4.75% 12/15/22		100,000	99,500
7.75% 7/15/21		5,000	5,300
Clear Channel Communications, Inc. 5.5% 12/15/16		190,000	182,400
Ottawa Holdings Pte Ltd. 5.875% 5/16/18 (Reg. S)		200,000	96,406
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		350,000	238,000
			621,606
Building Materials - 2.3%
Alam Synergy Pte. Ltd. 9% 1/29/19 (Reg. S)		200,000	189,634
CEMEX Finance LLC:
5.25% 4/1/21 (Reg. S)	EUR	100,000	94,951
6% 4/1/24 (Reg. S)		250,000	213,750
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		400,000	370,040
GCP Applied Technologies, Inc. 9.5% 2/1/23 (b)		70,000	74,025
HeidelbergCement Finance BV 3.25% 10/21/21 (Reg. S)	EUR	300,000	338,802
HMAN Finance Sub Corp. 6.375% 7/15/22 (b)		100,000	83,500
Modern Land China Co. Ltd. 13.875% 11/4/18 (Reg. S)		100,000	104,583
Nortek, Inc. 8.5% 4/15/21		120,000	123,900
Pratama Agung Pte. Ltd. 6.25% 2/24/20 (Reg. S)		200,000	196,241
Union Andina de Cementos SAA 5.875% 10/30/21 (Reg. S)		300,000	288,600
USG Corp.:
5.875% 11/1/21 (b)		50,000	51,500
9.75% 1/15/18 (c)		135,000	148,500
			2,278,026
Cable/Satellite TV - 4.2%
Altice SA:
7.75% 7/15/25 (b)		200,000	179,000
7.75% 7/15/25 (b)		200,000	183,000
Cable One, Inc. 5.75% 6/15/22 (b)		55,000	55,550
CCO Holdings LLC/CCO Holdings Capital Corp. 5.75% 1/15/24		615,000	626,132
CCOH Safari LLC 5.75% 2/15/26 (b)		65,000	64,634
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (b)		45,000	43,481
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)		255,000	229,500
DISH DBS Corp. 5% 3/15/23		670,000	582,900
Lynx II Corp. 6.375% 4/15/23 (b)		200,000	205,000
Myriad International Holding BV 5.5% 7/21/25 (b)		200,000	190,348
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		210,000	211,050
Telenet Finance VI Luxembourg SCA 4.875% 7/15/27 (Reg. S)	EUR	100,000	103,130
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
3.5% 1/15/27 (Reg. S)	EUR	100,000	102,101
5.5% 9/15/22 (Reg. S)	EUR	360,000	370,083
5.5% 1/15/23 (b)		200,000	209,116
UPCB Finance VI Ltd. 6.875% 1/15/22 (b)		135,000	142,425
Virgin Media Finance PLC 4.5% 1/15/25 (Reg. S)	EUR	300,000	307,116
VTR Finance BV 6.875% 1/15/24 (b)		400,000	373,000
			4,177,566
Capital Goods - 0.3%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (b)		180,000	112,500
Zoomlion HK SPV Co. Ltd. 6.125% 12/20/22 (Reg. S)		200,000	160,000
			272,500
Chemicals - 1.5%
Blue Cube Spinco, Inc.:
9.75% 10/15/23 (b)		85,000	91,375
10% 10/15/25 (b)		45,000	48,600
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)		155,000	93,388
INEOS Group Holdings SA 5.75% 2/15/19 (Reg. S)	EUR	250,000	264,054
Kerling PLC 10.625% 2/1/17 (Reg. S)	EUR	200,000	216,660
LSB Industries, Inc. 7.75% 8/1/19		85,000	69,913
Momentive Performance Materials, Inc. 3.88% 10/24/21		75,000	50,438
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)		55,000	0
OCP SA 5.625% 4/25/24 (b)		200,000	198,864
Platform Specialty Products Corp.:
6.5% 2/1/22 (b)		155,000	121,675
10.375% 5/1/21 (b)		25,000	23,313
Tronox Finance LLC 6.375% 8/15/20		100,000	61,750
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (b)		150,000	157,406
Yingde Gases Investment Ltd. 7.25% 2/28/20 (Reg. S)		200,000	136,189
			1,533,625
Consumer Products - 0.7%
Central Garden & Pet Co. 6.125% 11/15/23		220,000	224,950
Prestige Brands, Inc.:
5.375% 12/15/21 (b)		195,000	190,125
8.125% 2/1/20		25,000	25,938
Revlon Consumer Products Corp. 5.75% 2/15/21		260,000	253,500
Spectrum Brands Holdings, Inc. 6.375% 11/15/20		45,000	47,475
			741,988
Containers - 1.6%
Ardagh Finance Holdings SA:
8.375% 6/15/19(Reg S.) pay-in-kind (c)	EUR	208,375	212,135
8.625% 6/15/19 pay-in-kind (b)(c)		227,162	206,594
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 7% 11/15/20 (b)		35,294	33,441
Ball Corp.:
3.5% 12/15/20	EUR	100,000	111,065
4.375% 12/15/23	EUR	200,000	221,806
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		155,000	121,675
Crown European Holdings SA 3.375% 5/15/25	EUR	200,000	200,140
OI European Group BV 6.75% 9/15/20 (Reg. S)	EUR	150,000	184,026
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20		285,000	285,356
			1,576,238
Diversified Financial Services - 4.5%
Aircastle Ltd. 5.125% 3/15/21		220,000	217,250
Arrow Global Finance PLC 5.137% 11/1/21 (c)	EUR	200,000	216,833
Boing Group Financing PLC 6.625% 7/15/19 (Reg. S)	EUR	100,000	99,664
CIT Group, Inc. 5% 8/1/23		215,000	214,866
Comcel Trust 6.875% 2/6/24 (b)		200,000	154,250
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		200,000	195,500
Garfunkelux Holdco 3 SA 7.5% 8/1/22 (Reg. S)	EUR	200,000	217,202
GCS Holdco Finance I SA 6.5% 11/15/18 (Reg. S)	EUR	100,000	111,309
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.875% 2/1/22		305,000	272,594
International Lease Finance Corp.:
5.875% 8/15/22		475,000	491,625
8.625% 1/15/22		555,000	650,738
Lock A/S 7% 8/15/21 (Reg. S)	EUR	100,000	111,160
MSCI, Inc. 5.75% 8/15/25 (b)		50,000	52,875
Navient Corp. 5% 10/26/20		54,000	46,710
SLM Corp.:
4.875% 6/17/19		30,000	27,450
5.5% 1/25/23		630,000	511,875
6.125% 3/25/24		420,000	344,925
7.25% 1/25/22		10,000	8,900
8% 3/25/20		190,000	187,150
Verisure Holding AB 6% 11/1/22 (Reg. S)	EUR	260,000	290,460
			4,423,336
Diversified Media - 0.4%
MDC Partners, Inc. 6.75% 4/1/20 (b)		30,000	29,738
National CineMedia LLC:
6% 4/15/22		300,000	307,125
7.875% 7/15/21		35,000	36,138
			373,001
Electric Utilities No Longer Use - 0.0%
PPL Energy Supply LLC 6.5% 6/1/25		65,000	44,200
Energy - 10.4%
Afren PLC 10.25% 4/8/19 (b)(d)		285,920	1,430
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.8341% 8/1/19 (b)(c)		215,000	64,500
7.125% 11/1/20 (b)		140,000	42,000
7.375% 11/1/21 (b)		175,000	51,625
Antero Resources Corp.:
5.125% 12/1/22		420,000	353,850
5.625% 6/1/23 (b)		80,000	66,400
Areva SA 4.875% 9/23/24	EUR	200,000	194,474
BBVA Colombia SA 4.875% 4/21/25 (b)		150,000	139,125
California Resources Corp.:
5.5% 9/15/21		74,000	14,800
6% 11/15/24		13,000	2,470
8% 12/15/22 (b)		229,000	91,028
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		55,000	38,431
Chesapeake Energy Corp. 8% 12/15/22 (b)		245,000	104,738
China Oil & Gas Group Ltd. 5.25% 4/25/18 (Reg. S)		200,000	182,046
Citgo Holding, Inc. 10.75% 2/15/20 (b)		155,000	147,250
Concho Resources, Inc. 5.5% 10/1/22		45,000	40,500
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.125% 3/1/22		175,000	105,438
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		110,000	106,700
Diamondback Energy, Inc. 7.625% 10/1/21		135,000	134,325
EDC Finance Ltd. 4.875% 4/17/20 (b)		400,000	355,368
Energy Transfer Equity LP 7.5% 10/15/20		30,000	26,400
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% 6/15/23		95,000	33,250
7.75% 9/1/22		110,000	38,500
9.375% 5/1/20		390,000	165,750
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		250,000	187,500
Forum Energy Technologies, Inc. 6.25% 10/1/21		85,000	68,000
Gazprom OAO 3.6% 2/26/21	EUR	200,000	202,846
Gibson Energy, Inc. 6.75% 7/15/21 (b)		370,000	344,100
Greenko Dutch BV 8% 8/1/19 (Reg. S)		200,000	209,445
Gulfmark Offshore, Inc. 6.375% 3/15/22		340,000	105,400
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		320,000	247,200
5.75% 10/1/25 (b)		200,000	156,500
7.625% 4/15/21 (b)		10,000	9,075
Hornbeck Offshore Services, Inc.:
5% 3/1/21		5,000	2,825
5.875% 4/1/20		80,000	48,000
Kosmos Energy Ltd. 7.875% 8/1/21 (b)		200,000	148,500
Laredo Petroleum, Inc.:
5.625% 1/15/22		340,000	241,400
6.25% 3/15/23		105,000	75,600
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 9/15/21		35,000	4,603
7.75% 2/1/21		5,000	600
MIE Holdings Corp. 6.875% 2/6/18 (Reg S.)		100,000	33,500
Noble Energy, Inc. 5.625% 5/1/21		117,000	117,000
Oasis Petroleum, Inc. 6.875% 3/15/22		45,000	26,100
Pacific Drilling V Ltd. 7.25% 12/1/17 (b)		380,000	133,000
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (b)		500,000	62,500
Pan American Energy LLC 7.875% 5/7/21 (b)		500,000	470,000
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23 (b)		130,000	118,950
Petroleos Mexicanos 6.375% 2/4/21 (b)		200,000	202,058
Puma International Financing SA 6.75% 2/1/21 (Reg. S)		200,000	185,108
Range Resources Corp. 4.875% 5/15/25 (b)		135,000	109,350
Rice Energy, Inc.:
6.25% 5/1/22		75,000	56,813
7.25% 5/1/23		40,000	30,700
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 7/15/22		125,000	75,000
RSP Permian, Inc. 6.625% 10/1/22		75,000	66,750
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (c)		760,000	695,400
5.625% 4/15/23		225,000	197,438
5.625% 3/1/25		45,000	38,700
5.75% 5/15/24		80,000	70,200
SemGroup Corp. 7.5% 6/15/21		370,000	284,900
Sibur Securities Ltd. 3.914% 1/31/18 (b)		250,000	244,933
SM Energy Co. 5.625% 6/1/25		40,000	21,400
Summit Midstream Holdings LLC 7.5% 7/1/21		100,000	73,000
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (b)		60,000	55,350
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/18		305,000	284,794
6.375% 8/1/22		60,000	49,800
Teine Energy Ltd. 6.875% 9/30/22 (b)		145,000	115,819
TerraForm Power Operating LLC:
5.875% 2/1/23 (b)		145,000	115,638
6.125% 6/15/25 (b)		25,000	19,313
Transocean, Inc.:
6% 3/15/18		130,000	103,025
6.875% 12/15/21		270,000	158,625
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		524,847	531,408
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		40,000	36,400
Western Refining, Inc. 6.25% 4/1/21		105,000	95,550
WPX Energy, Inc.:
7.5% 8/1/20		65,000	40,827
8.25% 8/1/23		100,000	64,000
YPF SA:
8.5% 7/28/25 (b)		300,000	279,188
8.875% 12/19/18 (b)		200,000	204,000
Zhaikmunai International BV 7.125% 11/13/19 (b)		400,000	292,904
			10,311,433
Entertainment/Film - 0.2%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (b)		170,000	170,213
Environmental - 0.4%
Clean Harbors, Inc. 5.125% 6/1/21		100,000	100,500
Covanta Holding Corp. 5.875% 3/1/24		75,000	65,250
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		200,000	191,000
			356,750
Food & Drug Retail - 1.9%
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (b)		102,000	111,690
Rite Aid Corp.:
6.875% 12/15/28 (b)(c)		705,000	782,550
7.7% 2/15/27		681,000	800,175
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (b)		165,000	156,750
			1,851,165
Food/Beverage/Tobacco - 2.6%
ESAL GmbH 6.25% 2/5/23 (b)		155,000	120,513
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (b)		470,000	484,688
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		300,000	310,875
JBS Investments GmbH 7.25% 4/3/24 (b)		210,000	169,313
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.75% 6/15/25 (b)		65,000	49,725
Minerva Luxembourg SA 7.75% 1/31/23 (b)		800,000	746,000
Post Holdings, Inc.:
6.75% 12/1/21 (b)		290,000	303,369
7.75% 3/15/24 (b)		65,000	69,225
8% 7/15/25 (b)		35,000	37,625
R&R Ice Cream PLC 9.25% 5/15/18 pay-in-kind (Reg. S) (c)	EUR	250,000	272,382
TreeHouse Foods, Inc. 6% 2/15/24 (b)		40,000	41,150
			2,604,865
Gaming - 2.2%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		405,000	317,925
Cirsa Funding Luxembourg SA 8.75% 5/15/18 (Reg. S)	EUR	150,000	115,783
Cleopatra Finance Ltd. 4.75% 2/15/23 (Reg. S)	EUR	200,000	204,635
Eldorado Resorts, Inc. 7% 8/1/23 (b)		125,000	123,125
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)		130,000	126,100
MGM Mirage, Inc. 8.625% 2/1/19		315,000	349,650
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21		305,000	264,588
Scientific Games Corp. 10% 12/1/22		270,000	187,650
Studio City Finance Ltd. 8.5% 12/1/20 (b)		200,000	190,500
Wynn Macau Ltd. 5.25% 10/15/21 (b)		300,000	261,000
			2,140,956
Healthcare - 6.4%
Acadia Healthcare Co., Inc. 5.625% 2/15/23		45,000	42,413
Alere, Inc. 6.375% 7/1/23 (b)		35,000	33,075
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		75,000	68,063
Centene Corp.:
5.625% 2/15/21 (b)(e)		80,000	81,500
6.125% 2/15/24 (b)(e)		50,000	51,063
Cerba European Lab SAS 7% 2/1/20 (Reg. S)	EUR	200,000	223,914
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		40,000	39,820
DaVita HealthCare Partners, Inc. 5% 5/1/25		145,000	142,644
Endo Finance LLC 5.375% 1/15/23 (b)		20,000	19,850
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (b)		200,000	201,000
6% 2/1/25 (b)		295,000	291,348
Ephios Bondco PLC 6.25% 7/1/22	EUR	200,000	221,394
Eurofins Scientific SA 3.375% 1/30/23 (Reg. S)	EUR	200,000	212,306
FMC Finance VII SA 5.25% 2/15/21	EUR	250,000	310,365
HCA Holdings, Inc.:
5% 3/15/24		185,000	187,313
5.375% 2/1/25		165,000	166,856
5.875% 3/15/22		424,000	454,740
5.875% 2/15/26		85,000	86,700
6.5% 2/15/20		245,000	270,113
7.5% 2/15/22		180,000	199,800
HealthSouth Corp.:
5.75% 11/1/24		135,000	133,257
5.75% 11/1/24 (b)		5,000	4,935
5.75% 9/15/25 (b)		15,000	14,547
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (b)(c)		45,000	39,825
Molina Healthcare, Inc. 5.375% 11/15/22 (b)		85,000	84,788
Quintiles Transnational Corp. 4.875% 5/15/23 (b)		60,000	60,750
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		155,000	155,388
5.5% 2/1/21		120,000	122,400
Team Health, Inc. 7.25% 12/15/23 (b)		120,000	125,400
Tenet Healthcare Corp.:
6.75% 6/15/23		140,000	129,500
8.125% 4/1/22		655,000	656,638
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		280,000	264,075
5.5% 3/1/23 (b)		115,000	101,488
5.625% 12/1/21 (b)		155,000	141,050
5.875% 5/15/23 (b)		520,000	465,400
6.125% 4/15/25 (b)		205,000	184,244
6.75% 8/15/21 (b)		40,000	38,800
7.25% 7/15/22 (b)		25,000	24,375
7.5% 7/15/21 (b)		313,000	310,457
			6,361,594
Homebuilders/Real Estate - 4.3%
Agile Property Holdings Ltd. 8.875% 4/28/17 (Reg. S)		300,000	303,000
Aldesa Financial Services SA 7.25% 4/1/21 (Reg. S)	EUR	150,000	115,168
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (b)		405,000	344,250
Beazer Homes U.S.A., Inc. 7.25% 2/1/23		140,000	115,500
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)		85,000	76,925
CBRE Group, Inc. 5% 3/15/23		360,000	363,130
Cementos Progreso Trust 7.125% 11/6/23 (b)		200,000	198,000
Future Land Development Holding Ltd. 6.25% 11/12/17 (Reg. S)		200,000	188,044
Inversiones y Representaciones SA 8.5% 2/2/17 (Reg. S)		15,000	14,756
KWG Property Holding Ltd. 8.25% 8/5/19 (Reg. S)		200,000	204,310
Lodha Developers International Ltd. 12% 3/13/20 (Reg. S)		200,000	174,000
Logan Property Holdings Co. Ltd. 11.25% 6/4/19 (Reg. S)		200,000	215,955
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		200,000	88,500
Powerlong Real Estate Holding Ltd. 7.625% 11/26/18 (Reg. S)		200,000	198,000
Ryland Group, Inc. 5.375% 10/1/22		55,000	55,413
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		30,000	30,000
6.125% 4/1/25 (b)		30,000	29,989
Shimao Property Holdings Ltd. 8.125% 1/22/21 (Reg. S)		200,000	212,598
SOHO China Ltd. 7.125% 11/7/22 (Reg. S)		200,000	210,259
Times Property Holdings Ltd. 12.625% 3/21/19 (Reg. S)		200,000	220,980
Trillion Chance Ltd. 8.5% 1/10/19		200,000	204,787
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23		90,000	84,150
William Lyon Homes, Inc. 8.5% 11/15/20		215,000	221,988
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (b)		265,000	229,888
Yuzhou Properties Co. 8.75% 10/4/18 (Reg. S)		200,000	206,211
			4,305,801
Hotels - 0.1%
Choice Hotels International, Inc. 5.75% 7/1/22		45,000	47,475
FelCor Lodging LP 6% 6/1/25		35,000	35,350
			82,825
Insurance - 0.5%
Alliant Holdings Co.-Issuer, Inc. / Wayne Merger Sub, LLC 8.25% 8/1/23 (b)		205,000	179,375
Assicurazioni Generali SpA 10.125% 7/10/42 (c)	EUR	100,000	139,540
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		140,000	122,850
HUB International Ltd. 9.25% 2/15/21 (b)		35,000	35,788
			477,553
Leisure - 0.1%
24 Hour Holdings III LLC 8% 6/1/22 (b)		100,000	75,250
Metals/Mining - 1.5%
Abja Investment Co. Pte Ltd. 5.95% 7/31/24 (Reg. S)		200,000	167,800
Alpha Natural Resources, Inc. 9.75% 4/15/18 (d)		210,000	525
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (b)		50,000	48,000
Favor Sea Ltd. 11.75% 2/4/19 (Reg. S)		100,000	83,000
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		400,000	300,000
Mongolian Mining Corp. 8.875% 3/29/17 (Reg. S)		100,000	19,000
Murray Energy Corp. 11.25% 4/15/21 (b)		280,000	38,500
Nord Gold NV 6.375% 5/7/18 (b)		200,000	200,620
Peabody Energy Corp.:
6.25% 11/15/21		135,000	7,088
10% 3/15/22 (b)		85,000	8,500
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)		55,000	42,900
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (b)		115,000	95,450
Southern Copper Corp. 7.5% 7/27/35		250,000	229,372
Walter Energy, Inc.:
9.5% 10/15/19 (b)(d)		225,000	59,625
12% 4/1/20 pay-in-kind (b)(c)(d)		175,100	18
Yancoal International Resources Development Co. Ltd. 5.73% 5/16/22 (Reg. S)		200,000	170,683
			1,471,081
Paper - 0.2%
Smurfit Kappa Acquisitions 3.25% 6/1/21 (Reg. S)	EUR	200,000	221,968
Publishing/Printing - 0.8%
Cenveo Corp. 6% 8/1/19 (b)		145,000	99,688
Clear Channel International BV 8.75% 12/15/20 (b)		105,000	103,425
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (c)		285,000	302,813
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		345,000	339,394
			845,320
Restaurants - 0.3%
1011778 BC ULC/New Red Finance, Inc. 4.625% 1/15/22 (b)		70,000	70,350
Landry's Acquisition Co. 9.375% 5/1/20 (b)		105,000	110,906
Landry's Holdings II, Inc. 10.25% 1/1/18 (b)		125,000	123,750
			305,006
Services - 2.8%
APX Group, Inc.:
6.375% 12/1/19		450,000	430,313
8.75% 12/1/20		705,000	565,763
Audatex North America, Inc. 6% 6/15/21 (b)		270,000	272,025
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)		95,000	74,575
Everi Payments, Inc. 10% 1/15/22		35,000	30,100
FTI Consulting, Inc. 6% 11/15/22		205,000	212,175
Garda World Security Corp.:
7.25% 11/15/21 (b)		185,000	144,300
7.25% 11/15/21 (b)		100,000	78,000
Hertz Corp. 6.25% 10/15/22		105,000	102,113
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (b)		220,000	132,000
Laureate Education, Inc. 9.25% 9/1/19 (b)(c)		920,000	503,700
NES Rentals Holdings, Inc. 7.875% 5/1/18 (b)		70,000	53,900
TMS International Corp. 7.625% 10/15/21 (b)		55,000	42,488
United Rentals North America, Inc.:
4.625% 7/15/23		75,000	72,750
5.5% 7/15/25		60,000	53,550
			2,767,752
Steel - 1.2%
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (b)		90,000	64,800
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		200,000	176,400
JMC Steel Group, Inc. 8.25% 3/15/18 (b)		710,000	528,950
Metinvest BV 10.25% 5/27/16(b)		75,000	31,961
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18		134,000	89,110
Steel Capital SA 5.9% 10/17/22 (Reg. S)		200,000	199,016
ThyssenKrupp Finance Nederland BV 8.5% 2/25/16	EUR	100,000	108,864
			1,199,101
Super Retail - 1.0%
InRetail Shopping Malls 6.5% 7/9/21 (b)		200,000	200,000
JC Penney Corp., Inc.:
5.65% 6/1/20		260,000	214,500
5.75% 2/15/18		80,000	75,600
7.4% 4/1/37		85,000	56,100
L Brands, Inc. 6.875% 11/1/35 (b)		90,000	93,038
MPM Global Pte Ltd. 6.75% 9/19/19 (Reg. S)		100,000	94,534
Sally Holdings LLC 5.625% 12/1/25		70,000	72,275
Sonic Automotive, Inc.:
5% 5/15/23		40,000	37,550
7% 7/15/22		105,000	108,938
			952,535
Technology - 3.0%
Activision Blizzard, Inc. 6.125% 9/15/23 (b)		120,000	128,400
ADT Corp. 6.25% 10/15/21		235,000	243,813
BCP Singapore VI Cayman Financing Co. Ltd. 8% 4/15/21 (b)		200,000	143,100
Blue Coat Systems, Inc. 8.375% 6/1/23 (b)		410,000	414,100
BMC Software Finance, Inc. 8.125% 7/15/21 (b)		285,000	174,563
BMC Software, Inc. 7.25% 6/1/18		20,000	16,200
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (b)(c)		330,000	188,100
Brocade Communications Systems, Inc. 4.625% 1/15/23		135,000	128,250
CDW LLC/CDW Finance Corp. 6% 8/15/22		255,000	268,069
Emdeon, Inc. 6% 2/15/21 (b)		70,000	65,100
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		125,000	116,563
Entegris, Inc. 6% 4/1/22 (b)		70,000	71,050
Lucent Technologies, Inc. 6.45% 3/15/29		425,000	439,875
Micron Technology, Inc.:
5.25% 1/15/24 (b)		60,000	48,750
5.5% 2/1/25		85,000	67,150
Rackspace Hosting, Inc. 6.5% 1/15/24 (b)		80,000	73,000
Sabre GLBL, Inc. 5.25% 11/15/23 (b)		125,000	123,750
Sensata Technologies BV 4.875% 10/15/23 (b)		120,000	117,600
STATS ChipPAC Ltd. 8.5% 11/24/20 (Reg. S)		200,000	189,243
			3,016,676
Telecommunications - 12.4%
Alcatel-Lucent U.S.A., Inc. 6.75% 11/15/20 (b)		92,000	98,900
Altice Financing SA 6.625% 2/15/23 (b)		200,000	196,500
Altice Finco SA 8.125% 1/15/24 (b)		200,000	192,000
Altice SA:
7.625% 2/15/25 (b)		400,000	356,000
7.75% 5/15/22 (b)		485,000	452,263
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		400,000	402,000
8.625% 5/6/19 (Reg. S)		200,000	201,000
Broadview Networks Holdings, Inc. 10.5% 11/15/17		187,500	172,969
Cellnex Telecom Sau 3.125% 7/27/22 (Reg. S)	EUR	200,000	207,434
Columbus International, Inc. 7.375% 3/30/21 (b)		325,000	325,813
Digicel Group Ltd.:
6% 4/15/21 (Reg. S)		200,000	174,250
8.25% 9/30/20 (b)		675,000	545,991
DigitalGlobe, Inc. 5.25% 2/1/21 (b)		130,000	113,750
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		245,000	236,425
Frontier Communications Corp.:
8.875% 9/15/20 (b)		40,000	40,150
10.5% 9/15/22 (b)		70,000	68,075
GCI, Inc. 6.875% 4/15/25		85,000	83,300
GCX Ltd. 7% 8/1/19 (Reg. S)		200,000	183,720
Globo Comunicacao e Participacoes SA 4.875% 4/11/22 (Reg. S)		250,000	235,000
Intelsat Jackson Holdings SA:
5.5% 8/1/23		165,000	131,588
6.625% 12/15/22 (Reg. S)		345,000	223,388
Intelsat Luxembourg SA 8.125% 6/1/23		285,000	117,563
Millicom International Cellular SA 6.625% 10/15/21 (b)		200,000	178,000
MTS International Funding Ltd.:
5% 5/30/23 (b)		350,000	323,764
8.625% 6/22/20 (b)		200,000	221,450
Neptune Finco Corp.:
6.625% 10/15/25 (b)		200,000	207,500
10.125% 1/15/23 (b)		350,000	370,125
10.875% 10/15/25 (b)		200,000	211,500
Numericable Group SA 6% 5/15/22 (b)		405,000	398,925
Play Topco SA 7.75% 2/28/20 (Reg. S) (c)	EUR	200,000	218,827
Sable International Finance Ltd. 6.875% 8/1/22 (b)		600,000	558,000
SBA Communications Corp. 4.875% 7/15/22		305,000	305,000
Sprint Capital Corp.:
6.875% 11/15/28		205,000	135,044
6.9% 5/1/19		615,000	492,000
8.75% 3/15/32		175,000	123,375
Sprint Corp.:
7.125% 6/15/24		370,000	249,750
7.875% 9/15/23		545,000	388,313
T-Mobile U.S.A., Inc.:
6.25% 4/1/21		180,000	183,150
6.5% 1/15/26		120,000	120,000
6.625% 4/1/23		325,000	332,313
6.731% 4/28/22		205,000	210,381
6.836% 4/28/23		285,000	293,550
TBG Global Pte. Ltd.:
4.625% 4/3/18 (b)		200,000	194,032
5.25% 2/10/22 (Reg. S)		200,000	181,097
Telecom Italia SpA 4.875% 9/25/20 (Reg. S)	EUR	300,000	361,218
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		400,000	360,000
Telenet Finance Luxembourg S.C.A. 6.25% 8/15/22 (Reg. S)	EUR	100,000	115,778
UPCB Finance IV Ltd. 4% 1/15/27 (Reg. S)	EUR	200,000	203,119
Wind Acquisition Finance SA:
4% 7/15/20 (Reg S.)	EUR	350,000	370,624
4.75% 7/15/20 (b)		270,000	265,275
			12,330,189
Textiles/Apparel - 0.4%
Golden Legacy Pte Ltd. 9% 4/24/19 (Reg. S)		200,000	192,033
Novalis Sas 3% 4/30/22 (Reg. S)	EUR	200,000	207,950
			399,983
Transportation Ex Air/Rail - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		155,000	123,225
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		58,000	62,205
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		155,000	26,350
			211,780
Utilities - 6.4%
Calpine Corp. 7.875% 1/15/23 (b)		170,000	181,475
Dynegy, Inc.:
6.75% 11/1/19		125,000	120,625
7.375% 11/1/22		160,000	141,600
7.625% 11/1/24		220,000	193,600
Enel SpA 5% 1/15/75 (c)	EUR	300,000	332,709
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 12.25% 3/1/22 (b)(d)		757,722	800,344
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		60,000	42,000
7% 6/15/23		85,000	61,200
InterGen NV 7% 6/30/23 (b)		610,000	469,700
Listrindo Capital BV 6.95% 2/21/19 (b)		200,000	203,000
Majapahit Holding BV 7.875% 6/29/37 (Reg. S)		200,000	214,200
NRG Energy, Inc. 6.625% 3/15/23		445,000	368,238
NSG Holdings II, LLC 7.75% 12/15/25 (b)		336,093	354,578
Petrobras International Finance Co. Ltd. 5.375% 1/27/21		200,000	150,250
RJS Power Holdings LLC 4.625% 7/15/19 (b)		410,000	313,650
Techem GmbH 6.125% 10/1/19 (Reg. S)	EUR	300,000	339,615
TXU Corp.:
5.55% 11/15/14 (d)		1,361,000	993,530
6.5% 11/15/24 (d)		475,000	346,750
6.55% 11/15/34 (d)		1,000,000	730,000
			6,357,064

TOTAL NONCONVERTIBLE BONDS			82,506,461

TOTAL CORPORATE BONDS
(Cost $93,392,296)			82,600,461

Government Obligations - 0.2%
Luxembourg - 0.2%
Cabot Financial SA (Luxembourg) 0% 11/15/21 (Reg. S)(c)	EUR
(Cost $161,329)		150,000	$155,914
		Shares	Value

Common Stocks - 1.5%
Automotive & Auto Parts - 0.4%
Chassix Holdings, Inc.		3,510	72,622
General Motors Co.		5,768	170,964
Trinseo SA (f)		4,100	97,539

TOTAL AUTOMOTIVE & AUTO PARTS			341,125

Broadcasting - 0.0%
Cumulus Media, Inc. Class A (f)		83,000	21,771
Chemicals - 0.2%
LyondellBasell Industries NV Class A		2,500	194,925
Westlake Chemical Partners LP		100	1,910

TOTAL CHEMICALS			196,835

Energy - 0.0%
Ovation Acquisition I LLC (g)		60,306	603
The Williams Companies, Inc.		1,900	36,670

TOTAL ENERGY			37,273

Healthcare - 0.3%
HCA Holdings, Inc. (f)		3,300	229,614
Legend Acquisition, Inc. (f)		2,128	31,920
Legend Acquisition, Inc.:
Class A warrants (f)		2,195	0
Class B warrants (f)		2,894	0

TOTAL HEALTHCARE			261,534

Hotels - 0.2%
Extended Stay America, Inc. unit		15,000	192,150
Services - 0.3%
ARAMARK Holdings Corp.		7,200	230,040
United Rentals, Inc. (f)		1,800	86,238
WP Rocket Holdings, Inc. (f)(g)		356,213	21,373

TOTAL SERVICES			337,651

Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (f)		12,187	17,062
Utilities - 0.1%
NRG Yield, Inc. Class C		7,000	92,680
TOTAL COMMON STOCKS
(Cost $2,662,609)			1,498,081

Convertible Preferred Stocks - 0.4%
Healthcare - 0.4%
Allergan PLC 5.50%		200	189,658
Teva Pharmaceutical Industries Ltd. 7%(f)		250	244,210
TOTAL CONVERTABLE PREFERRED STOCKS
(Cost $450,000)			433,868
		Principal Amount(a)	Value

Bank Loan Obligations - 2.3%
Automotive & Auto Parts - 0.1%
Chassix, Inc. term loan 12% 7/29/19		44,996	44,321
Cable/Satellite TV - 0.1%
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (c)		20,000	19,150
Tranche 2LN, term loan 7.75% 7/7/23 (c)		85,000	79,900

TOTAL CABLE/SATELLITE TV			99,050

Diversified Media - 0.4%
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (c)		434,249	428,820
Energy - 0.2%
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (c)		40,465	39,909
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (c)		158,392	61,508
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (c)		48,750	12,472
Panda Sherman Power, LLC term loan 9% 9/14/18 (c)		64,208	56,182
Targa Resources Corp. term loan 5.75% 2/27/22 (c)		27,907	23,442

TOTAL ENERGY			193,513

Food & Drug Retail - 0.1%
Albertson's LLC Tranche B 5LN, term loan 12/21/22 (c)(h)		80,000	78,100
Healthcare - 0.4%
Horizon Pharmaceuticals, Inc. Tranche B, term loan 4.5% 5/7/21 (c)		19,950	18,952
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (c)		110,000	107,663
Tranche B 1LN, term loan 5.25% 12/31/22 (c)		275,000	273,111

TOTAL HEALTHCARE			399,726

Homebuilders/Real Estate - 0.1%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 9.25% 11/4/22 (c)		55,000	54,267
Realogy Corp. Credit-Linked Deposit 4.6795% 10/10/16 (c)		62,423	61,486

TOTAL HOMEBUILDERS/REAL ESTATE			115,753

Services - 0.2%
KC Mergersub, Inc. Tranche 1LN, term loan 6% 8/13/22 (c)		194,513	190,622
Technology - 0.7%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (c)		244,354	194,916
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (c)		309,911	306,657
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (c)		108,075	103,122
Tranche 2LN, term loan 8% 4/9/22 (c)		95,000	86,213

TOTAL TECHNOLOGY			690,908

Telecommunications - 0.0%
LTS Buyer LLC Tranche 2LN, term loan 8% 4/12/21 (c)		6,325	6,048
TOTAL BANK LOAN OBLIGATIONS
(Cost $2,404,813)			2,246,861

Preferred Securities - 7.2%
Banks & Thrifts - 4.5%
Banco Do Brasil SA 9% (b)(c)(i)		250,000	152,766
Bank of America Corp.:
5.2% (c)(i)		345,000	325,614
6.1% (c)(i)		105,000	109,164
Bank of East Asia Ltd. 8.5% (c)(i)		100,000	114,194
Barclays Bank PLC 7.625% 11/21/22		655,000	741,890
Barclays PLC 8% (c)(i)	EUR	200,000	229,529
Chong Hing Bank Ltd. 6.5% (c)(i)		200,000	210,357
Credit Agricole SA:
6.5%(Reg S.) (c)(i)	EUR	200,000	216,037
6.625% (b)(c)(i)		315,000	298,681
8.125% (b)(c)(i)		200,000	200,467
ICICI Bank Ltd. 7.25% (Reg S.) (c)(i)		200,000	202,219
Intesa Sanpaolo SpA 8.047% (c)(i)	EUR	350,000	427,431
JPMorgan Chase & Co. 5.15% (c)(i)		415,000	400,731
Royal Bank of Scotland Group PLC:
7.0916% (c)(i)	EUR	50,000	57,536
8% (c)(i)		450,000	465,076
UniCredit International Bank Luxembourg SA 8.125% (c)(i)	EUR	200,000	240,229
Wells Fargo & Co. 5.875% (c)(i)		70,000	74,326

TOTAL BANKS & THRIFTS			4,466,247

Consumer Products - 0.3%
Cosan Overseas Ltd. 8.25% (i)		400,000	295,887
Diversified Financial Services - 1.4%
Citigroup, Inc. 5.35% (c)(i)		1,300,000	1,238,529
Hutchison Whampoa Europe Finance, Ltd. 3.75% (Reg. S) (c)(i)	EUR	150,000	166,512

TOTAL DIVERSIFIED FINANCIAL SERVICES			1,405,041

Energy - 0.1%
Gas Natural Fenosa Finance BV 4.125% (Reg. S) (c)(i)	EUR	100,000	98,285
Homebuilders/Real Estate - 0.1%
Grand City Properties SA 3.75% (c)(i)	EUR	100,000	102,371
Insurance - 0.1%
Groupama SA 6.298% (c)(i)	EUR	100,000	104,820
Telecommunications - 0.7%
Koninklijke KPN NV 6.125% (Reg S.) (c)(i)	EUR	200,000	229,144
Telefonica Europe BV:
5% (Reg. S) (c)(i)	EUR	300,000	327,439
6.5% (Reg. S) (c)(i)	EUR	100,000	114,204

TOTAL TELECOMMUNICATIONS			670,787

TOTAL PREFERRED SECURITIES
(Cost $7,534,472)			7,143,438
		Shares	Value

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 0.38% (j)
(Cost $3,715,726)		3,715,726	3,715,726
TOTAL INVESTMENT PORTFOLIO - 98.6%
(Cost $110,321,245)			97,794,349
NET OTHER ASSETS (LIABILITIES) - 1.4%			1,405,202
NET ASSETS - 100%			$99,199,551

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,191,610 or 36.5% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Non-income producing

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,976 or 0.0% of net assets.

 (h) The coupon rate will be determined upon settlement of the loan after period end.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ovation Acquisition I LLC	12/23/15	$603
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$184,731

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,704

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$687,547	$614,925	$--	$72,622
Consumer Staples	603	--	--	603
Energy	36,670	36,670	--	--
Health Care	695,402	663,482	--	31,920
Industrials	107,611	86,238	--	21,373
Materials	294,374	294,374	--	--
Telecommunication Services	17,062	--	17,062	--
Utilities	92,680	92,680	--	--
Corporate Bonds	82,600,461	--	82,600,461	--
Government Obligations	155,914	--	155,914	--
Bank Loan Obligations	2,246,861	--	2,141,054	105,807
Preferred Securities	7,143,438	--	7,143,438	--
Money Market Funds	3,715,726	3,715,726	--	--
Total Investments in Securities:	$97,794,349	$5,504,095	$92,057,929	$232,325

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, and preferred securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $109,907,172. Net unrealized depreciation aggregated $12,112,823, of which $1,944,031 related to appreciated investment securities and $14,056,854 related to depreciated investment securities.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® High Income Fund

January 31, 2016

SPH-QTLY-0316
1.813069.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 80.0%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.0%
Capital Goods - 0.0%
General Cable Corp. 4.5% 11/15/29 (a)	$1,126	$569
Metals/Mining - 0.0%
Peabody Energy Corp. 4.75% 12/15/41	25,752	773

TOTAL CONVERTIBLE BONDS		1,342

Nonconvertible Bonds - 80.0%
Aerospace - 0.3%
Huntington Ingalls Industries, Inc.:
5% 12/15/21 (b)	3,650	3,769
5% 11/15/25 (b)	4,755	4,898
Orbital ATK, Inc. 5.5% 10/1/23 (b)	4,310	4,375
		13,042
Air Transportation - 0.2%
Air Canada 7.75% 4/15/21 (b)	2,920	2,927
U.S. Airways pass-thru certificates Series 2013-1 Class B, 5.375% 5/15/23	2,821	2,842
United Continental Holdings, Inc. 6.375% 6/1/18	1,270	1,314
		7,083
Automotive & Auto Parts - 0.5%
Schaeffler Finance BV 4.75% 5/15/21 (b)	11,095	11,095
Schaeffler Holding Finance BV:
6.75% 11/15/22 pay-in-kind (b)(c)	3,330	3,476
6.875% 8/15/18 pay-in-kind (b)(c)	3,825	3,930
		18,501
Banks & Thrifts - 0.3%
Ally Financial, Inc. 5.75% 11/20/25	3,820	3,810
Royal Bank of Scotland Group PLC 5.125% 5/28/24	8,455	8,490
		12,300
Broadcasting - 0.4%
Clear Channel Communications, Inc.:
5.5% 12/15/16	7,535	7,234
10% 1/15/18	19,255	7,943
		15,177
Building Materials - 1.8%
Beacon Roofing Supply, Inc. 6.375% 10/1/23 (b)	3,450	3,558
Building Materials Corp. of America 6% 10/15/25 (b)	6,360	6,487
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (b)	2,660	2,756
CEMEX Finance LLC:
6% 4/1/24 (b)	4,395	3,758
9.375% 10/12/22 (b)	16,455	16,615
CEMEX S.A.B. de CV:
5.875% 3/25/19 (b)	2,570	2,433
7.25% 1/15/21 (b)	17,610	16,747
GCP Applied Technologies, Inc. 9.5% 2/1/23 (b)	4,155	4,394
USG Corp.:
5.5% 3/1/25 (b)	2,150	2,180
5.875% 11/1/21 (b)	3,875	3,991
7.875% 3/30/20 (b)	7,965	8,323
		71,242
Cable/Satellite TV - 2.9%
Altice SA:
5.375% 7/15/23 (b)	9,165	9,211
7.75% 7/15/25 (b)	1,610	1,441
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	4,795	4,783
5.25% 3/15/21	3,970	4,109
5.75% 9/1/23	6,260	6,400
6.5% 4/30/21	11,375	11,865
6.625% 1/31/22	11,585	12,280
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (b)	21,960	21,219
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (b)	4,795	4,316
5.125% 12/15/21 (b)	5,985	5,387
DISH DBS Corp.:
5% 3/15/23	5,810	5,055
5.875% 7/15/22	4,085	3,845
6.75% 6/1/21	6,478	6,608
UPCB Finance VI Ltd. 6.875% 1/15/22 (b)	3,051	3,219
Virgin Media Finance PLC 4.875% 2/15/22	5,635	4,649
VTR Finance BV 6.875% 1/15/24 (b)	6,835	6,374
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (b)	5,797	5,536
		116,297
Capital Goods - 1.3%
AECOM Technology Corp. 5.75% 10/15/22	3,225	3,261
Amsted Industries, Inc. 5% 3/15/22 (b)	3,440	3,406
Belden, Inc. 5.25% 7/15/24 (b)	5,250	4,712
General Cable Corp. 5.75% 10/1/22 (c)	26,415	19,976
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (b)	18,020	11,263
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (b)	8,660	7,881
		50,499
Chemicals - 2.7%
A. Schulman, Inc. 6.875% 6/1/23 (b)	9,175	8,258
Blue Cube Spinco, Inc.:
9.75% 10/15/23 (b)	6,740	7,246
10% 10/15/25 (b)	11,615	12,544
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)	8,210	4,947
Huntsman International LLC 4.875% 11/15/20	4,205	3,732
LSB Industries, Inc. 7.75% 8/1/19	2,250	1,851
Momentive Performance Materials, Inc. 3.88% 10/24/21	17,645	11,866
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)	15,976	0
Platform Specialty Products Corp. 10.375% 5/1/21 (b)	680	634
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (b)	16,510	15,685
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 6.75% 5/1/22 (b)	2,440	2,318
Tronox Finance LLC 6.375% 8/15/20	56,090	34,636
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (b)	4,485	4,507
5.625% 10/1/24 (b)	1,800	1,791
		110,015
Consumer Products - 0.1%
Tempur Sealy International, Inc. 5.625% 10/15/23 (b)	4,315	4,401
Containers - 3.1%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(c)	20,868	18,979
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (b)	3,895	3,768
6.75% 1/31/21 (b)	24,265	22,991
7% 11/15/20 (b)	2,189	2,074
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)	27,235	21,379
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	1,975	1,955
Graphic Packaging International, Inc. 4.75% 4/15/21	2,000	2,020
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (b)	6,190	5,942
5.375% 1/15/25 (b)	4,130	3,851
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	13,965	13,982
6.875% 2/15/21	12,710	13,155
8.25% 2/15/21 (c)	5,831	5,437
Sealed Air Corp.:
5.25% 4/1/23 (b)	6,590	6,672
6.5% 12/1/20 (b)	3,440	3,793
		125,998
Diversified Financial Services - 5.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19	9,630	9,486
4.5% 5/15/21	12,675	12,422
Aircastle Ltd.:
4.625% 12/15/18	3,685	3,717
5.125% 3/15/21	12,830	12,670
5.5% 2/15/22	3,085	3,070
6.25% 12/1/19	7,745	8,171
7.625% 4/15/20	4,630	5,070
CIT Group, Inc.:
3.875% 2/19/19	9,665	9,588
5% 8/15/22	5,515	5,577
5.375% 5/15/20	11,850	12,265
5.5% 2/15/19 (b)	4,620	4,770
FLY Leasing Ltd.:
6.375% 10/15/21	5,953	5,760
6.75% 12/15/20	4,320	4,325
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	11,495	10,575
6% 8/1/20	8,965	8,415
ILFC E-Capital Trust I 4.49% 12/21/65 (b)(c)	4,040	3,626
International Lease Finance Corp.:
4.625% 4/15/21	6,665	6,540
5.875% 8/15/22	4,115	4,259
6.25% 5/15/19	8,165	8,553
8.25% 12/15/20	2,000	2,280
8.625% 1/15/22	7,715	9,046
8.75% 3/15/17 (c)	3,356	3,527
MSCI, Inc. 5.75% 8/15/25 (b)	3,285	3,474
National Financial Partners Corp. 9% 7/15/21 (b)	6,030	5,427
Navient Corp. 5% 10/26/20	2,165	1,873
SLM Corp.:
4.875% 6/17/19	16,170	14,796
5.5% 1/25/23	2,320	1,885
6.125% 3/25/24	3,990	3,277
7.25% 1/25/22	3,390	3,017
8% 3/25/20	12,692	12,502
8.45% 6/15/18	4,045	4,187
		204,150
Diversified Media - 1.8%
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	7,860	6,995
7.625% 3/15/20	11,220	8,864
Series B, 6.5% 11/15/22	5,765	5,340
Lamar Media Corp. 5.75% 2/1/26 (b)	2,825	2,910
MDC Partners, Inc. 6.75% 4/1/20 (b)	20,100	19,924
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	4,470	4,534
5% 4/15/22 (b)	24,010	24,220
		72,787
Electric Utilities No Longer Use - 0.1%
PPL Energy Supply LLC 6.5% 6/1/25	4,265	2,900
Energy - 6.2%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	3,365	3,331
7% 5/20/22	5,205	5,101
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	3,335	3,285
6.5% 5/20/21	2,350	2,244
Antero Resources Corp.:
5.125% 12/1/22	1,440	1,213
5.625% 6/1/23 (b)	5,005	4,154
Antero Resources Finance Corp. 5.375% 11/1/21	7,240	6,136
Baytex Energy Corp.:
5.125% 6/1/21 (b)	3,125	1,875
5.625% 6/1/24 (b)	4,805	2,787
California Resources Corp.:
5% 1/15/20	1,558	315
6% 11/15/24	1,378	262
8% 12/15/22 (b)	4,875	1,938
Chesapeake Energy Corp.:
4.875% 4/15/22	23,482	6,223
5.375% 6/15/21	12,825	3,335
5.75% 3/15/23	3,500	963
6.125% 2/15/21	7,470	2,073
8% 12/15/22 (b)	5,820	2,488
Citgo Petroleum Corp. 6.25% 8/15/22 (b)	18,295	17,517
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22	4,755	3,091
Concho Resources, Inc. 5.5% 4/1/23	350	317
Consolidated Energy Finance SA 6.75% 10/15/19 (b)	16,960	14,925
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20	9,075	5,751
6.125% 3/1/22	3,130	1,886
6.25% 4/1/23 (b)	3,100	1,883
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	9,618	9,329
Denbury Resources, Inc. 5.5% 5/1/22	2,130	746
Endeavor Energy Resources LP/EER Finance, Inc.:
7% 8/15/21 (b)	7,240	6,154
8.125% 9/15/23 (b)	1,425	1,243
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22	2,525	884
9.375% 5/1/20	6,955	2,956
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	6,828	5,386
Gulfmark Offshore, Inc. 6.375% 3/15/22	4,500	1,395
Halcon Resources Corp. 8.625% 2/1/20 (b)	3,030	1,909
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	9,335	7,211
5.75% 10/1/25 (b)	4,380	3,427
Hornbeck Offshore Services, Inc.:
5% 3/1/21	250	141
5.875% 4/1/20	505	303
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (c)	27,480	3,435
6.5% 5/15/19	8,020	1,083
8.625% 4/15/20	1,770	264
NGL Energy Partners LP/NGL Energy Finance Corp. 5.125% 7/15/19	3,230	2,358
Noble Energy, Inc. 5.625% 5/1/21	1,050	1,050
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	3,745	3,563
Pacific Drilling SA 5.375% 6/1/20 (b)	1,700	408
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23 (b)	1,290	1,180
PetroBakken Energy Ltd. 8.625% 2/1/20 (b)	1,985	328
Rose Rock Midstream LP/ Rose Rock Finance Corp.:
5.625% 7/15/22	2,685	1,611
5.625% 11/15/23	4,380	2,365
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (c)	6,320	5,783
5.625% 4/15/23	13,985	12,272
5.625% 3/1/25	8,315	7,151
5.75% 5/15/24	7,500	6,581
6.25% 3/15/22	15,930	14,676
SemGroup Corp. 7.5% 6/15/21	3,995	3,076
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (b)	2,625	1,490
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (b)	7,220	6,660
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	5,295	3,865
5.25% 5/1/23	2,920	2,263
6.375% 8/1/22	2,365	1,963
6.625% 10/1/20 (Reg. S) (b)	5,190	4,502
6.875% 2/1/21	5,584	4,830
Teine Energy Ltd. 6.875% 9/30/22 (b)	410	327
TerraForm Power Operating LLC:
5.875% 2/1/23 (b)	1,690	1,348
6.125% 6/15/25 (b)	1,465	1,132
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	5,225	4,833
6.125% 10/15/21	6,660	6,027
6.25% 10/15/22 (b)	4,350	3,959
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	2,305	2,098
		246,658
Entertainment/Film - 0.5%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	7,095	7,255
5.625% 2/15/24	2,800	2,863
5.875% 3/15/25	10,155	10,326
		20,444
Environmental - 1.8%
ADS Waste Holdings, Inc. 8.25% 10/1/20	14,668	13,568
Clean Harbors, Inc.:
5.125% 6/1/21	5,715	5,744
5.25% 8/1/20	5,810	5,919
Covanta Holding Corp.:
5.875% 3/1/24	3,810	3,315
6.375% 10/1/22	6,490	6,117
7.25% 12/1/20	4,832	4,889
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	18,820	17,973
Tervita Corp.:
8% 11/15/18 (b)	19,530	11,523
9.75% 11/1/19 (b)	10,805	1,945
10.875% 2/15/18 (b)	8,035	1,446
		72,439
Food & Drug Retail - 1.4%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (b)(c)	23,095	15,243
9.25% 2/15/19 (b)	22,400	21,280
Rite Aid Corp. 7.7% 2/15/27	3,030	3,560
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (b)	16,445	15,623
		55,706
Food/Beverage/Tobacco - 5.5%
C&S Group Enterprises LLC 5.375% 7/15/22 (b)	33,260	30,100
ESAL GmbH 6.25% 2/5/23 (b)	19,570	15,216
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (b)	7,995	8,245
H.J. Heinz Co. 6.375% 7/15/28	1,205	1,385
JBS Investments GmbH:
7.25% 4/3/24 (b)	8,250	6,652
7.75% 10/28/20 (b)	25,680	22,727
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	4,650	3,557
7.25% 6/1/21 (b)	15,960	14,464
7.25% 6/1/21 (b)	5,070	4,595
8.25% 2/1/20 (b)	11,580	10,943
Minerva Luxembourg SA 7.75% 1/31/23 (b)	27,680	25,812
Post Holdings, Inc.:
6% 12/15/22 (b)	7,245	7,191
6.75% 12/1/21 (b)	18,035	18,866
7.375% 2/15/22	39,400	41,518
7.75% 3/15/24 (b)	4,190	4,462
TreeHouse Foods, Inc. 6% 2/15/24 (b)	4,755	4,892
		220,625
Gaming - 1.7%
Ameristar Casinos, Inc. 7.5% 4/15/21	3,915	4,072
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	13,365	10,492
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)	3,130	3,036
MCE Finance Ltd. 5% 2/15/21 (b)	3,630	3,233
MGM Mirage, Inc. 7.75% 3/15/22	2,230	2,369
Pinnacle Entertainment, Inc. 6.375% 8/1/21	9,870	10,462
Scientific Games Corp.:
6.625% 5/15/21	17,550	8,336
7% 1/1/22 (b)	6,885	6,472
10% 12/1/22	9,785	6,801
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (b)	3,705	3,714
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	4,910	4,701
Wynn Macau Ltd. 5.25% 10/15/21 (b)	6,790	5,907
		69,595
Healthcare - 12.8%
Acadia Healthcare Co., Inc. 5.625% 2/15/23	2,315	2,182
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)	6,115	5,549
AmSurg Corp. 5.625% 7/15/22	7,725	7,754
Centene Corp.:
5.625% 2/15/21 (b)(e)	5,850	5,960
6.125% 2/15/24 (b)(e)	3,220	3,288
Community Health Systems, Inc.:
5.125% 8/1/21	25,895	25,701
6.875% 2/1/22	76,420	69,156
7.125% 7/15/20	7,380	7,048
8% 11/15/19	1,255	1,246
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	2,160	2,150
DaVita HealthCare Partners, Inc.:
5% 5/1/25	7,445	7,324
5.125% 7/15/24	9,575	9,629
Endo Finance LLC 5.375% 1/15/23 (b)	12,300	12,208
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (b)	6,680	6,713
6% 2/1/25 (b)	2,210	2,183
HCA Holdings, Inc.:
5.375% 2/1/25	3,215	3,251
5.875% 3/15/22	9,465	10,151
5.875% 5/1/23	12,595	13,130
6.25% 2/15/21	7,735	8,160
6.5% 2/15/20	10,520	11,598
7.5% 11/6/33	2,576	2,679
HealthSouth Corp. 5.75% 9/15/25 (b)	5,215	5,058
Hologic, Inc. 5.25% 7/15/22 (b)	5,755	5,956
Horizon Pharma Financing, Inc. 6.625% 5/1/23 (b)	7,135	6,422
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (b)(c)	2,850	2,522
Kindred Healthcare, Inc.:
8% 1/15/20	18,155	16,566
8.75% 1/15/23	2,055	1,839
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (b)	2,545	2,437
5.625% 10/15/23 (b)	4,615	4,327
5.75% 8/1/22 (b)	5,305	5,066
Molina Healthcare, Inc. 5.375% 11/15/22 (b)	4,245	4,234
MPT Operating Partnership LP/MPT Finance Corp. 5.5% 5/1/24	2,615	2,576
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	10,645	10,672
5.5% 2/1/21	16,370	16,697
Tenet Healthcare Corp.:
4.012% 6/15/20 (b)(c)	7,975	7,835
4.375% 10/1/21	23,865	23,537
4.5% 4/1/21	780	764
4.75% 6/1/20	5,245	5,284
6% 10/1/20	6,130	6,482
6.75% 6/15/23	2,140	1,980
8.125% 4/1/22	60,720	60,872
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)	18,640	17,580
5.5% 3/1/23 (b)	7,010	6,186
5.625% 12/1/21 (b)	3,595	3,271
5.875% 5/15/23 (b)	17,245	15,434
6.125% 4/15/25 (b)	15,385	13,827
6.75% 8/15/21 (b)	16,343	15,853
7% 10/1/20 (b)	1,090	1,074
7.25% 7/15/22 (b)	6,655	6,489
VPI Escrow Corp. 6.375% 10/15/20 (b)	25,390	24,374
		512,274
Homebuilders/Real Estate - 1.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)	1,765	1,549
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)	3,715	3,362
Calatlantic Group, Inc. 8.375% 1/15/21	6,321	7,222
KB Home 8% 3/15/20	4,030	4,121
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (b)	4,130	4,207
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (b)	10,197	9,267
TRI Pointe Homes, Inc.:
4.375% 6/15/19	4,055	3,933
5.875% 6/15/24	2,260	2,192
William Lyon Homes, Inc.:
5.75% 4/15/19	2,530	2,441
7% 8/15/22 (b)	160	154
8.5% 11/15/20	7,090	7,320
		45,768
Insurance - 1.5%
Alliant Holdings Co.-Issuer, Inc. / Wayne Merger Sub, LLC 8.25% 8/1/23 (b)	9,085	7,949
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)	41,400	36,329
Hub Holdings LLC / Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (b)(c)	17,840	15,164
		59,442
Leisure - 0.4%
24 Hour Holdings III LLC 8% 6/1/22 (b)	8,615	6,483
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21	6,007	6,157
NCL Corp. Ltd. 5.25% 11/15/19 (b)	3,990	4,010
		16,650
Metals/Mining - 0.8%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 6.375% 3/15/24	2,025	521
CONSOL Energy, Inc. 5.875% 4/15/22	11,690	7,555
Eldorado Gold Corp. 6.125% 12/15/20 (b)	3,800	3,183
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)	3,250	1,483
7% 2/15/21 (b)	8,055	3,645
7.25% 5/15/22 (b)	5,710	2,570
FMG Resources (August 2006) Pty Ltd. 8.25% 11/1/19 (b)	1,535	1,243
Peabody Energy Corp.:
6% 11/15/18	8,990	764
7.875% 11/1/26	1,825	91
10% 3/15/22 (b)	4,900	490
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (b)	7,505	5,666
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.:
7.375% 2/1/20 (b)	2,995	1,700
7.375% 2/1/20 (b)	1,330	755
Walter Energy, Inc.:
9.5% 10/15/19 (b)(d)	8,100	2,147
12% 4/1/20 pay-in-kind (b)(c)(d)	10,109	1
		31,814
Paper - 0.5%
NewPage Corp. 11.375% 12/31/14 (d)	30,721	0
Xerium Technologies, Inc. 8.875% 6/15/18	20,125	19,546
		19,546
Publishing/Printing - 0.1%
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)	3,133	3,082
Services - 3.7%
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)	15,775	12,975
APX Group, Inc.:
6.375% 12/1/19	28,630	27,377
8.75% 12/1/20	15,070	12,094
Aramark Services, Inc. 5.125% 1/15/24 (b)	4,430	4,574
Audatex North America, Inc. 6% 6/15/21 (b)	4,455	4,488
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.125% 6/1/22 (b)	6,440	6,082
5.5% 4/1/23	4,125	3,919
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (b)	9,380	7,645
Corrections Corp. of America:
4.125% 4/1/20	6,105	6,074
5% 10/15/22	5,450	5,525
Everi Payments, Inc. 10% 1/15/22	4,870	4,188
Garda World Security Corp. 7.25% 11/15/21 (b)	725	566
Hertz Corp.:
5.875% 10/15/20	5,815	5,725
6.25% 10/15/22	7,300	7,099
IHS, Inc. 5% 11/1/22	2,265	2,265
Laureate Education, Inc. 9.25% 9/1/19 (b)(c)	67,979	37,219
The GEO Group, Inc. 6.625% 2/15/21	1,988	2,030
TMS International Corp. 7.625% 10/15/21 (b)	340	263
		150,108
Steel - 1.5%
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (b)	5,635	4,057
Commercial Metals Co. 4.875% 5/15/23	5,500	4,572
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)	5,295	4,670
JMC Steel Group, Inc. 8.25% 3/15/18 (b)	33,125	24,678
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18	1,908	1,269
Steel Dynamics, Inc.:
5.125% 10/1/21	11,060	10,313
5.5% 10/1/24	11,150	10,063
		59,622
Super Retail - 2.4%
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)	24,805	24,991
Asbury Automotive Group, Inc. 6% 12/15/24	6,190	6,051
Chinos Intermediate Holdings A, Inc. 8.5% 5/1/19 pay-in-kind (b)(c)	18,305	4,213
Claire's Stores, Inc.:
6.125% 3/15/20 (b)	6,325	3,352
7.75% 6/1/20 (b)	3,348	502
9% 3/15/19 (b)	18,555	11,087
DPL, Inc. 7.75% 10/15/20 (b)	13,445	7,933
Family Tree Escrow LLC 5.75% 3/1/23 (b)	8,325	8,772
JC Penney Corp., Inc.:
5.65% 6/1/20	1,235	1,019
6.375% 10/15/36	3,180	2,019
7.4% 4/1/37	2,963	1,956
Serta Simmons Holdings, LLC 8.125% 10/1/20 (b)	21,823	22,369
		94,264
Technology - 1.8%
ADT Corp. 6.25% 10/15/21	8,170	8,476
BMC Software Finance, Inc. 8.125% 7/15/21 (b)	2,725	1,669
BMC Software, Inc. 7.25% 6/1/18	4,655	3,771
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (b)(c)	2,400	1,368
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	3,295	3,429
CommScope, Inc. 4.375% 6/15/20 (b)	4,705	4,787
Compiler Finance Sub, Inc. 7% 5/1/21 (b)	6,390	2,684
Lucent Technologies, Inc.:
6.45% 3/15/29	17,995	18,625
6.5% 1/15/28	1,190	1,205
Micron Technology, Inc.:
5.25% 1/15/24 (b)	9,695	7,877
5.5% 2/1/25	4,265	3,369
Sabre GLBL, Inc. 5.25% 11/15/23 (b)	4,250	4,208
Sanmina Corp. 4.375% 6/1/19 (b)	5,080	5,105
VeriSign, Inc. 4.625% 5/1/23	4,455	4,366
		70,939
Telecommunications - 12.4%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (b)	2,645	2,757
6.75% 11/15/20 (b)	6,623	7,120
Altice Financing SA 6.5% 1/15/22 (b)	23,800	23,681
Altice Finco SA:
8.125% 1/15/24 (b)	19,575	18,792
9.875% 12/15/20 (b)	5,895	6,308
Altice SA 7.75% 5/15/22 (b)	64,095	59,769
Broadview Networks Holdings, Inc. 10.5% 11/15/17	9,374	8,648
Columbus International, Inc. 7.375% 3/30/21 (b)	29,500	29,574
CommScope Technologies Finance LLC 6% 6/15/25 (b)	5,240	5,096
Crown Castle International Corp. 5.25% 1/15/23	4,130	4,398
Digicel Group Ltd.:
6% 4/15/21 (b)	19,655	17,124
6.75% 3/1/23 (b)	7,280	6,261
Frontier Communications Corp.:
8.875% 9/15/20 (b)	2,830	2,841
10.5% 9/15/22 (b)	4,315	4,196
11% 9/15/25 (b)	4,315	4,159
GCI, Inc. 6.875% 4/15/25	6,590	6,458
Inmarsat Finance PLC 4.875% 5/15/22 (b)	9,590	9,470
Intelsat Jackson Holdings SA:
5.5% 8/1/23	20,325	16,209
7.5% 4/1/21	9,615	8,221
Intelsat Luxembourg SA 7.75% 6/1/21	12,975	5,644
Level 3 Financing, Inc.:
5.125% 5/1/23	13,140	13,206
5.375% 1/15/24 (b)	10,640	10,746
MetroPCS Wireless, Inc. 6.625% 11/15/20	4,675	4,808
Millicom International Cellular SA 4.75% 5/22/20 (b)	4,010	3,498
Neptune Finco Corp.:
6.625% 10/15/25 (b)	6,010	6,235
10.125% 1/15/23 (b)	7,740	8,185
10.875% 10/15/25 (b)	6,460	6,831
Numericable Group SA:
4.875% 5/15/19 (b)	17,030	16,902
6% 5/15/22 (b)	17,095	16,839
6.25% 5/15/24 (b)	6,295	6,138
Sable International Finance Ltd. 6.875% 8/1/22 (b)	6,800	6,324
SBA Communications Corp. 5.625% 10/1/19	3,740	3,866
Sprint Capital Corp.:
6.875% 11/15/28	15,280	10,066
6.9% 5/1/19	27,644	22,115
Sprint Communications, Inc. 6% 11/15/22	20,940	14,082
Sprint Corp.:
7.125% 6/15/24	9,730	6,568
7.25% 9/15/21	16,715	12,035
7.875% 9/15/23	21,195	15,101
T-Mobile U.S.A., Inc.:
6% 3/1/23	3,700	3,720
6.125% 1/15/22	5,435	5,530
6.25% 4/1/21	10,715	10,903
6.542% 4/28/20	4,200	4,326
6.625% 4/1/23	16,025	16,386
6.633% 4/28/21	8,810	9,107
Wind Acquisition Finance SA:
4.75% 7/15/20 (b)	10,755	10,567
7.375% 4/23/21 (b)	5,630	5,352
		496,162
Transportation Ex Air/Rail - 0.8%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	8,645	6,873
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)	22,870	8,233
8.125% 2/15/19	16,681	5,004
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	3,145	1,620
Teekay Corp.:
8.5% 1/15/20 (b)	4,240	2,671
8.5% 1/15/20	7,418	4,673
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	9,100	1,547
		30,621
Utilities - 2.5%
Calpine Corp.:
5.5% 2/1/24	2,040	1,785
6% 1/15/22 (b)	4,030	4,186
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	4,745	4,520
Dynegy, Inc.:
7.375% 11/1/22	11,925	10,554
7.625% 11/1/24	17,870	15,726
GenOn Energy, Inc.:
9.5% 10/15/18	1,310	917
9.875% 10/15/20	1,613	1,097
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	4,015	2,811
7% 6/15/23	15,805	11,380
InterGen NV 7% 6/30/23 (b)	24,450	18,827
Mirant Americas Generation LLC 9.125% 5/1/31	1,454	872
NRG Energy, Inc. 7.875% 5/15/21	3,835	3,336
NSG Holdings II, LLC 7.75% 12/15/25 (b)	7,667	8,089
RJS Power Holdings LLC 4.625% 7/15/19 (b)	12,150	9,295
RRI Energy, Inc. 7.875% 6/15/17	3,164	2,531
The AES Corp. 3.4142% 6/1/19 (c)	4,145	3,834
		99,760

TOTAL NONCONVERTIBLE BONDS		3,199,911

TOTAL CORPORATE BONDS
(Cost $3,767,206)		3,201,253
	Shares	Value (000s)

Common Stocks - 0.2%
Automotive & Auto Parts - 0.1%
Chassix Holdings, Inc.	103,457	2,141
Chassix Holdings, Inc. warrants	27,176	0

TOTAL AUTOMOTIVE & AUTO PARTS		2,141

Banks & Thrifts - 0.0%
CIT Group, Inc.	58,981	1,731
Building Materials - 0.1%
Nortek, Inc. (f)	112,625	4,391
Chemicals - 0.0%
LyondellBasell Industries NV Class A	306	24
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (f)(g)	609,310	853
TOTAL COMMON STOCKS
(Cost $20,480)		9,140

Convertible Preferred Stocks - 1.1%
Banks & Thrifts - 1.0%
Bank of America Corp. Series L, 7.25%	15,158	16,630
Huntington Bancshares, Inc. 8.50%	17,162	22,894

TOTAL BANKS & THRIFTS		39,524

Energy - 0.1%
Chesapeake Energy Corp. Series A 5.75%	22,300	3,680
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $44,648)		43,204
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 7.8%
Aerospace - 0.3%
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (c)	4,434	4,329
Tranche D, term loan 3.75% 6/4/21 (c)	7,112	6,887

TOTAL AEROSPACE		11,216

Automotive & Auto Parts - 0.0%
Chassix, Inc. term loan 12% 7/29/19	1,217	1,198
Building Materials - 0.1%
Nortek, Inc. Tranche B, term loan 3.5% 10/30/20 (c)	3,241	3,143
Cable/Satellite TV - 0.1%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (c)	4,082	3,997
Capital Goods - 0.2%
Rexnord LLC Tranche B, term loan 4% 8/21/20 (c)	6,002	5,712
SRAM LLC. Tranche B, term loan 4.0338% 4/10/20 (c)	4,415	3,576

TOTAL CAPITAL GOODS		9,288

Chemicals - 0.0%
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (c)	831	805
Containers - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (c)	4,654	4,595
Diversified Financial Services - 0.1%
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5% 4/30/20 (c)	3,970	3,953
Diversified Media - 0.1%
WMG Acquisition Corp. term loan 3.75% 7/1/20 (c)	4,218	4,042
Energy - 0.2%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (c)	8,045	6,004
Entertainment/Film - 0.2%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (c)	5,864	5,785
Environmental - 0.7%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (c)	26,728	25,779
Gaming - 0.6%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)	26,488	21,897
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (c)	3,410	3,375

TOTAL GAMING		25,272

Healthcare - 0.4%
HCA Holdings, Inc. Tranche B 4LN, term loan 3.3567% 5/1/18 (c)	5,425	5,416
Surgical Care Affiliates, Inc. Tranche B, term loan 4.25% 3/17/22 (c)	4,124	4,100
Valeant Pharmaceuticals International, Inc. Tranche E, term loan 3.75% 8/5/20 (c)	5,615	5,390

TOTAL HEALTHCARE		14,906

Homebuilders/Real Estate - 0.1%
Realogy Corp. Credit-Linked Deposit 4.6795% 10/10/16 (c)	578	570
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (c)	4,837	4,798

TOTAL HOMEBUILDERS/REAL ESTATE		5,368

Insurance - 0.5%
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (c)	20,960	20,054
Services - 1.5%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (c)	6,279	6,232
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (c)	5,846	5,434
Garda World Security Corp.:
term loan 4.0038% 11/8/20 (c)	6,652	6,307
Tranche DD, term loan 4.0038% 11/8/20 (c)	1,842	1,746
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (c)	53,448	41,796

TOTAL SERVICES		61,515

Super Retail - 1.3%
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (c)	9,998	8,513
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (c)	17,862	12,057
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (c)	11,863	11,581
Neiman Marcus Group Ltd., Inc. Tranche B, term loan 4.25% 10/25/20 (c)	8,271	7,163
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (c)	11,017	10,659

TOTAL SUPER RETAIL		49,973

Technology - 1.0%
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (c)	1,820	1,755
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (c)	6,370	5,081
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (c)	18,442	18,091
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (c)	12,629	12,329
Renaissance Learning, Inc. Tranche 1LN, term loan 4.5% 4/9/21 (c)	3,090	2,948

TOTAL TECHNOLOGY		40,204

Utilities - 0.3%
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (c)	11,985	11,235
Tranche B 2LN, term loan 3.25% 1/31/22 (c)	2,140	2,011

TOTAL UTILITIES		13,246

TOTAL BANK LOAN OBLIGATIONS
(Cost $339,450)		310,343

Preferred Securities - 6.0%
Banks & Thrifts - 4.7%
Bank of America Corp.:
6.1% (c)(h)	12,150	12,632
6.25% (c)(h)	6,240	6,400
Barclays Bank PLC 7.625% 11/21/22	18,275	20,699
Barclays PLC:
6.625% (c)(h)	20,820	20,437
8.25% (c)(h)	15,125	16,006
Credit Agricole SA:
6.625% (b)(c)(h)	8,755	8,301
7.875% (b)(c)(h)	9,400	9,233
8.125% (b)(c)(h)	4,165	4,175
Credit Suisse Group AG:
6.25% (b)(c)(h)	4,485	4,413
7.5% (b)(c)(h)	8,415	8,728
Deutsche Bank AG 7.5% (c)(h)	5,800	5,595
Goldman Sachs Group, Inc. 5.375% (c)(h)	6,575	6,499
JPMorgan Chase & Co.:
5.3% (c)(h)	9,520	9,590
6.125% (c)(h)	3,445	3,511
6.75% (c)(h)	6,255	6,982
Lloyds Banking Group PLC 7.5% (c)(h)	16,220	16,908
Royal Bank of Scotland Group PLC:
7.5% (c)(h)	8,510	8,717
8% (c)(h)	3,715	3,839
Societe Generale:
6% (b)(c)(h)	4,990	4,576
8% (b)(c)(h)	10,780	10,941

TOTAL BANKS & THRIFTS		188,182

Diversified Financial Services - 1.3%
Citigroup, Inc.:
5.875% (c)(h)	41,035	40,696
6.3% (c)(h)	10,320	10,150

TOTAL DIVERSIFIED FINANCIAL SERVICES		50,846

TOTAL PREFERRED SECURITIES
(Cost $237,341)		239,028
	Shares	Value (000s)

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 0.38% (i)
(Cost $124,940)	124,940,305	124,940
TOTAL INVESTMENT PORTFOLIO - 98.2%
(Cost $4,534,065)		3,927,908
NET OTHER ASSETS (LIABILITIES) - 1.8%		73,718
NET ASSETS - 100%		$4,001,626

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,701,115,000 or 42.5% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Non-income producing

 (g) Affiliated company

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$240

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Broadview Networks Holdings, Inc.	$1,036	$--	$--	$--	$853

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,141	$--	$--	$2,141
Energy	3,680	3,680	--	--
Financials	41,255	18,361	22,894	--
Industrials	4,391	4,391	--	--
Materials	24	24	--	--
Telecommunication Services	853	--	853	--
Corporate Bonds	3,201,253	--	3,201,253	--
Bank Loan Obligations	310,343	--	308,575	1,768
Preferred Securities	239,028	--	239,028	--
Money Market Funds	124,940	124,940	--	--
Total Investments in Securities:	$3,927,908	$151,396	$3,772,603	$3,909

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $4,522,789,000. Net unrealized depreciation aggregated $594,881,000, of which $47,269,000 related to appreciated investment securities and $642,150,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series High Income Fund

January 31, 2016

FSH-QTLY-0316
1.924276.104

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 78.2%
	Principal Amount	Value
Convertible Bonds - 0.0%
Capital Goods - 0.0%
General Cable Corp. 4.5% 11/15/29 (a)	$1,814,000	$917,204
Metals/Mining - 0.0%
Peabody Energy Corp. 4.75% 12/15/41	37,678,000	1,130,340

TOTAL CONVERTIBLE BONDS		2,047,544

Nonconvertible Bonds - 78.2%
Aerospace - 0.3%
Huntington Ingalls Industries, Inc.:
5% 12/15/21 (b)	4,550,000	4,697,875
5% 11/15/25 (b)	5,480,000	5,644,400
Orbital ATK, Inc. 5.5% 10/1/23 (b)	4,860,000	4,932,900
		15,275,175
Air Transportation - 0.1%
Air Canada 7.75% 4/15/21 (b)	4,789,000	4,800,973
Automotive & Auto Parts - 0.5%
Schaeffler Finance BV 4.75% 5/15/21 (b)	17,585,000	17,585,000
Schaeffler Holding Finance BV:
6.75% 11/15/22 pay-in-kind (b)(c)	4,160,000	4,342,000
6.875% 8/15/18 pay-in-kind (b)(c)	4,105,000	4,217,888
		26,144,888
Banks & Thrifts - 0.3%
Ally Financial, Inc. 5.75% 11/20/25	2,000,000	1,995,000
Royal Bank of Scotland Group PLC 5.125% 5/28/24	10,050,000	10,091,838
		12,086,838
Broadcasting - 0.5%
Clear Channel Communications, Inc.:
5.5% 12/15/16	13,320,000	12,787,200
10% 1/15/18	24,380,000	10,056,750
		22,843,950
Building Materials - 1.6%
Beacon Roofing Supply, Inc. 6.375% 10/1/23 (b)	3,890,000	4,011,563
Building Materials Corp. of America 6% 10/15/25 (b)	7,195,000	7,338,900
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (b)	3,390,000	3,512,888
CEMEX Finance LLC:
6% 4/1/24 (b)	4,695,000	4,014,225
9.375% 10/12/22 (b)	20,160,000	20,355,552
CEMEX S.A.B. de CV:
5.875% 3/25/19 (b)	2,720,000	2,575,024
7.25% 1/15/21 (b)	20,230,000	19,238,730
GCP Applied Technologies, Inc. 9.5% 2/1/23 (b)	4,910,000	5,192,325
USG Corp.:
5.5% 3/1/25 (b)	2,770,000	2,808,088
5.875% 11/1/21 (b)	4,985,000	5,134,550
		74,181,845
Cable/Satellite TV - 3.0%
Altice SA:
5.375% 7/15/23 (b)	10,090,000	10,140,450
7.75% 7/15/25 (b)	1,765,000	1,579,675
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	8,450,000	8,428,875
5.25% 3/15/21	7,595,000	7,860,825
5.75% 9/1/23	7,740,000	7,913,299
6.5% 4/30/21	8,255,000	8,610,956
6.625% 1/31/22	16,840,000	17,850,400
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (b)	28,505,000	27,542,956
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (b)	11,470,000	10,323,000
5.125% 12/15/21 (b)	5,325,000	4,792,500
DISH DBS Corp.:
5% 3/15/23	8,965,000	7,799,550
5.875% 7/15/22	5,260,000	4,950,975
6.75% 6/1/21	5,840,000	5,956,800
UPCB Finance VI Ltd. 6.875% 1/15/22 (b)	5,274,000	5,564,070
Virgin Media Finance PLC 4.875% 2/15/22	8,120,000	6,699,000
VTR Finance BV 6.875% 1/15/24 (b)	2,000,000	1,865,000
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (b)	6,300,000	6,016,500
		143,894,831
Capital Goods - 1.4%
AECOM Technology Corp. 5.75% 10/15/22	4,425,000	4,474,781
Amsted Industries, Inc. 5% 3/15/22 (b)	4,000,000	3,960,000
Belden, Inc. 5.25% 7/15/24 (b)	5,625,000	5,048,438
General Cable Corp. 5.75% 10/1/22 (c)	32,790,000	24,797,438
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (b)	30,105,000	18,815,625
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (b)	12,565,000	11,434,150
		68,530,432
Chemicals - 2.8%
A. Schulman, Inc. 6.875% 6/1/23 (b)	10,155,000	9,139,500
Blue Cube Spinco, Inc.:
9.75% 10/15/23 (b)	7,630,000	8,202,250
10% 10/15/25 (b)	13,125,000	14,175,000
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)	7,285,000	4,389,213
Momentive Performance Materials, Inc. 3.88% 10/24/21	25,276,000	16,998,110
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)	26,786,000	3
Platform Specialty Products Corp. 10.375% 5/1/21 (b)	790,000	736,675
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (b)	24,670,000	23,436,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 6.75% 5/1/22 (b)	2,675,000	2,541,250
Tronox Finance LLC 6.375% 8/15/20	70,380,000	43,459,650
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (b)	6,165,000	6,195,825
5.625% 10/1/24 (b)	2,475,000	2,462,625
		131,736,601
Consumer Products - 0.2%
Spectrum Brands Holdings, Inc. 6.625% 11/15/22	2,250,000	2,396,250
Tempur Sealy International, Inc. 5.625% 10/15/23 (b)	4,855,000	4,952,100
		7,348,350
Containers - 3.1%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(c)	17,815,586	16,202,533
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (b)	6,710,000	6,491,925
6.75% 1/31/21 (b)	31,650,000	29,988,375
7% 11/15/20 (b)	4,215,882	3,994,549
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)	31,716,000	24,897,060
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	2,860,000	2,831,400
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (b)	7,710,000	7,401,600
5.375% 1/15/25 (b)	6,140,000	5,725,550
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	13,625,000	13,642,031
6.875% 2/15/21	17,556,000	18,170,460
8.25% 2/15/21 (c)	6,774,000	6,316,755
Sealed Air Corp.:
5.25% 4/1/23 (b)	5,920,000	5,994,000
6.5% 12/1/20 (b)	6,360,000	7,011,900
		148,668,138
Diversified Financial Services - 5.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19	16,275,000	16,030,875
4.5% 5/15/21	16,415,000	16,086,700
Aircastle Ltd.:
4.625% 12/15/18	5,535,000	5,583,431
5.125% 3/15/21	17,325,000	17,108,438
6.25% 12/1/19	11,280,000	11,900,400
7.625% 4/15/20	4,275,000	4,681,125
CIT Group, Inc.:
3.875% 2/19/19	12,310,000	12,211,520
5% 8/15/22	9,475,000	9,581,831
5.375% 5/15/20	11,560,000	11,964,600
5.5% 2/15/19 (b)	4,625,000	4,775,313
FLY Leasing Ltd.:
6.375% 10/15/21	6,690,000	6,472,575
6.75% 12/15/20	6,975,000	6,983,719
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	11,245,000	10,345,400
6% 8/1/20	12,425,000	11,662,726
ILFC E-Capital Trust I 4.49% 12/21/65 (b)(c)	5,220,000	4,684,950
International Lease Finance Corp.:
4.625% 4/15/21	13,525,000	13,271,406
5.875% 8/15/22	2,230,000	2,308,050
6.25% 5/15/19	4,055,000	4,247,613
8.625% 1/15/22	4,920,000	5,768,700
8.75% 3/15/17 (c)	7,556,000	7,942,112
MSCI, Inc. 5.75% 8/15/25 (b)	3,635,000	3,844,013
National Financial Partners Corp. 9% 7/15/21 (b)	6,625,000	5,962,500
Navient Corp. 5% 10/26/20	2,425,000	2,097,625
SLM Corp.:
4.875% 6/17/19	20,835,000	19,064,025
5.5% 1/25/23	3,030,000	2,461,875
6.125% 3/25/24	2,170,000	1,782,113
7.25% 1/25/22	5,925,000	5,273,250
8% 3/25/20	16,743,000	16,491,855
8.45% 6/15/18	2,720,000	2,815,200
		243,403,940
Diversified Media - 1.8%
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	8,940,000	7,956,600
7.625% 3/15/20	13,650,000	10,783,500
Series B, 6.5% 11/15/22	5,640,000	5,224,050
Lamar Media Corp. 5.75% 2/1/26 (b)	3,345,000	3,445,350
MDC Partners, Inc. 6.75% 4/1/20 (b)	24,206,000	23,994,198
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	8,755,000	8,880,897
5% 4/15/22 (b)	27,305,000	27,543,919
		87,828,514
Electric Utilities No Longer Use - 0.1%
PPL Energy Supply LLC 6.5% 6/1/25	4,685,000	3,185,800
Energy - 5.8%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	3,940,000	3,900,600
7% 5/20/22	4,725,000	4,630,500
AmeriGas Partners LP/AmeriGas Finance Corp. 6.25% 8/20/19	6,135,000	6,042,975
Antero Resources Corp.:
5.125% 12/1/22	3,490,000	2,940,325
5.625% 6/1/23 (b)	6,455,000	5,357,650
Antero Resources Finance Corp. 5.375% 11/1/21	8,220,000	6,966,450
Baytex Energy Corp.:
5.125% 6/1/21 (b)	5,270,000	3,162,000
5.625% 6/1/24 (b)	6,280,000	3,642,400
California Resources Corp.:
5% 1/15/20	1,682,000	340,605
6% 11/15/24	1,730,000	328,700
8% 12/15/22 (b)	5,665,000	2,251,838
Chesapeake Energy Corp.:
4.875% 4/15/22	25,060,000	6,640,900
5.375% 6/15/21	15,325,000	3,984,500
6.125% 2/15/21	9,370,000	2,600,175
8% 12/15/22 (b)	8,011,000	3,424,703
Citgo Petroleum Corp. 6.25% 8/15/22 (b)	19,755,000	18,915,413
Concho Resources, Inc. 5.5% 4/1/23	395,000	358,261
Consolidated Energy Finance SA 6.75% 10/15/19 (b)	8,440,000	7,427,200
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20	8,470,000	5,367,863
6.125% 3/1/22	5,660,000	3,410,150
6.25% 4/1/23 (b)	3,875,000	2,354,063
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	11,900,000	11,543,000
Denbury Resources, Inc. 5.5% 5/1/22	2,440,000	854,000
Endeavor Energy Resources LP/EER Finance, Inc.:
7% 8/15/21 (b)	10,130,000	8,610,500
8.125% 9/15/23 (b)	1,620,000	1,413,450
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22	2,865,000	1,002,750
9.375% 5/1/20	4,930,000	2,095,250
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	6,995,000	5,517,306
Gulfmark Offshore, Inc. 6.375% 3/15/22	4,795,000	1,486,450
Halcon Resources Corp. 8.625% 2/1/20 (b)	3,365,000	2,119,950
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	9,665,000	7,466,213
5.75% 10/1/25 (b)	4,810,000	3,763,825
Hornbeck Offshore Services, Inc.:
5% 3/1/21	275,000	155,375
5.875% 4/1/20	560,000	336,000
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (c)	30,605,000	3,825,625
6.5% 5/15/19	10,120,000	1,366,200
8.625% 4/15/20	2,213,000	330,622
NGL Energy Partners LP/NGL Energy Finance Corp. 5.125% 7/15/19	3,205,000	2,339,650
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	5,705,000	5,427,737
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23 (b)	1,450,000	1,326,750
PetroBakken Energy Ltd. 8.625% 2/1/20 (b)	2,635,000	434,775
Rose Rock Midstream LP/ Rose Rock Finance Corp.:
5.625% 7/15/22	4,540,000	2,724,000
5.625% 11/15/23	4,810,000	2,597,400
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (c)	11,440,000	10,467,600
5.625% 4/15/23	14,630,000	12,837,825
5.625% 3/1/25	10,720,000	9,219,200
5.75% 5/15/24	8,875,000	7,787,813
6.25% 3/15/22	16,245,000	14,965,706
SemGroup Corp. 7.5% 6/15/21	5,110,000	3,934,700
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (b)	4,445,000	2,522,538
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (b)	7,810,000	7,204,725
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	6,190,000	4,518,700
5.25% 5/1/23	5,510,000	4,270,250
6.375% 8/1/22	5,058,000	4,198,140
6.625% 10/1/20 (Reg. S) (b)	8,250,000	7,156,875
Teine Energy Ltd. 6.875% 9/30/22 (b)	525,000	419,344
TerraForm Power Operating LLC:
5.875% 2/1/23 (b)	2,030,000	1,618,925
6.125% 6/15/25 (b)	2,830,000	2,186,175
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	7,423,000	6,866,275
6.125% 10/15/21	9,620,000	8,706,100
6.25% 10/15/22 (b)	5,390,000	4,904,900
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	2,965,000	2,698,150
		277,268,040
Entertainment/Film - 0.6%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	9,435,000	9,647,288
5.625% 2/15/24	4,285,000	4,381,413
5.875% 3/15/25	13,515,000	13,742,998
		27,771,699
Environmental - 1.9%
ADS Waste Holdings, Inc. 8.25% 10/1/20	18,712,000	17,308,600
Clean Harbors, Inc.:
5.125% 6/1/21	4,870,000	4,894,350
5.25% 8/1/20	7,130,000	7,263,688
Covanta Holding Corp.:
5.875% 3/1/24	5,645,000	4,911,150
6.375% 10/1/22	12,004,000	11,313,770
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	29,015,000	27,709,325
Tervita Corp.:
8% 11/15/18 (b)	22,385,000	13,207,150
9.75% 11/1/19 (b)	13,535,000	2,436,300
10.875% 2/15/18 (b)	13,965,000	2,513,700
		91,558,033
Food & Drug Retail - 1.3%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (b)(c)	25,375,000	16,747,500
9.25% 2/15/19 (b)	21,810,000	20,719,500
Rite Aid Corp. 7.7% 2/15/27	4,550,000	5,346,250
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (b)	19,980,000	18,981,000
		61,794,250
Food/Beverage/Tobacco - 5.6%
C&S Group Enterprises LLC 5.375% 7/15/22 (b)	39,860,000	36,073,300
ESAL GmbH 6.25% 2/5/23 (b)	26,845,000	20,871,988
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (b)	10,965,000	11,307,656
H.J. Heinz Co. 6.375% 7/15/28	1,875,000	2,155,003
JBS Investments GmbH:
7.25% 4/3/24 (b)	7,980,000	6,433,875
7.75% 10/28/20 (b)	28,540,000	25,257,900
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	5,295,000	4,050,675
7.25% 6/1/21 (b)	17,805,000	16,135,781
7.25% 6/1/21 (b)	5,649,000	5,119,406
8.25% 2/1/20 (b)	14,898,000	14,078,610
Minerva Luxembourg SA 7.75% 1/31/23 (b)	32,050,000	29,886,625
Post Holdings, Inc.:
6% 12/15/22 (b)	6,070,000	6,024,475
6.75% 12/1/21 (b)	20,300,000	21,235,830
7.375% 2/15/22	52,562,000	55,387,208
7.75% 3/15/24 (b)	4,650,000	4,952,250
TreeHouse Foods, Inc. 6% 2/15/24 (b)	7,310,000	7,520,163
		266,490,745
Gaming - 1.6%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	15,445,000	12,124,325
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)	2,760,000	2,677,200
MCE Finance Ltd. 5% 2/15/21 (b)	4,530,000	4,034,237
MGM Mirage, Inc. 7.75% 3/15/22	3,795,000	4,032,188
Pinnacle Entertainment, Inc. 6.375% 8/1/21	8,060,000	8,543,600
Scientific Games Corp.:
6.625% 5/15/21	25,155,000	11,948,625
7% 1/1/22 (b)	10,020,000	9,418,800
10% 12/1/22	9,110,000	6,331,450
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (b)	2,265,000	2,270,663
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	4,844,000	4,638,130
Wynn Macau Ltd. 5.25% 10/15/21 (b)	9,350,000	8,134,500
		74,153,718
Healthcare - 12.2%
Acadia Healthcare Co., Inc. 5.625% 2/15/23	4,855,000	4,575,838
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)	5,447,000	4,943,153
AmSurg Corp. 5.625% 7/15/22	6,610,000	6,634,788
Centene Corp.:
5.625% 2/15/21 (b)(e)	6,965,000	7,095,594
6.125% 2/15/24 (b)(e)	3,835,000	3,916,494
Community Health Systems, Inc.:
5.125% 8/1/21	27,855,000	27,646,088
6.875% 2/1/22	93,529,000	84,643,711
7.125% 7/15/20	8,065,000	7,702,075
8% 11/15/19	1,465,000	1,454,013
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	3,645,000	3,628,598
DaVita HealthCare Partners, Inc. 5.125% 7/15/24	9,975,000	10,031,109
Endo Finance LLC 5.375% 1/15/23 (b)	10,920,000	10,838,100
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (b)	10,345,000	10,396,725
6% 2/1/25 (b)	4,375,000	4,320,838
HCA Holdings, Inc.:
5.375% 2/1/25	4,665,000	4,717,481
5.875% 3/15/22	4,715,000	5,056,838
5.875% 5/1/23	9,490,000	9,893,325
6.25% 2/15/21	18,100,000	19,095,500
6.5% 2/15/20	10,070,000	11,102,175
7.5% 11/6/33	2,199,000	2,286,960
HealthSouth Corp. 5.75% 9/15/25 (b)	5,890,000	5,712,122
Hologic, Inc. 5.25% 7/15/22 (b)	4,320,000	4,471,200
Horizon Pharma Financing, Inc. 6.625% 5/1/23 (b)	10,650,000	9,585,000
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (b)(c)	3,130,000	2,770,050
Kindred Healthcare, Inc.:
8% 1/15/20	20,400,000	18,615,000
8.75% 1/15/23	2,590,000	2,318,050
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (b)	2,800,000	2,681,000
5.625% 10/15/23 (b)	6,310,000	5,915,625
5.75% 8/1/22 (b)	4,825,000	4,607,875
Molina Healthcare, Inc. 5.375% 11/15/22 (b)	4,915,000	4,902,713
MPT Operating Partnership LP/MPT Finance Corp. 5.5% 5/1/24	1,965,000	1,935,525
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	16,260,000	16,300,650
5.5% 2/1/21	9,985,000	10,184,700
Service Corp. International 4.5% 11/15/20	3,510,000	3,584,588
Tenet Healthcare Corp.:
4.375% 10/1/21	30,420,000	30,001,725
4.75% 6/1/20	5,795,000	5,838,463
6% 10/1/20	9,650,000	10,204,875
6.75% 6/15/23	1,990,000	1,840,750
8.125% 4/1/22	78,861,000	79,058,153
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)	23,370,000	22,040,831
5.5% 3/1/23 (b)	9,060,000	7,995,450
5.625% 12/1/21 (b)	6,495,000	5,910,450
5.875% 5/15/23 (b)	21,440,000	19,188,800
6.125% 4/15/25 (b)	14,965,000	13,449,794
6.75% 8/15/21 (b)	17,271,000	16,752,870
7% 10/1/20 (b)	2,415,000	2,378,775
7.25% 7/15/22 (b)	7,311,000	7,128,225
VPI Escrow Corp. 6.375% 10/15/20 (b)	27,610,000	26,505,600
		581,858,262
Homebuilders/Real Estate - 1.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)	3,360,000	2,948,400
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)	3,295,000	2,981,975
Calatlantic Group, Inc. 8.375% 1/15/21	6,434,000	7,350,845
KB Home 8% 3/15/20	5,100,000	5,214,750
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (b)	5,140,000	5,236,375
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (b)	10,165,000	9,237,444
TRI Pointe Homes, Inc.:
4.375% 6/15/19	4,840,000	4,694,800
5.875% 6/15/24	3,815,000	3,700,550
William Lyon Homes, Inc.:
5.75% 4/15/19	4,390,000	4,236,350
7% 8/15/22 (b)	2,430,000	2,332,800
8.5% 11/15/20	6,335,000	6,540,888
		54,475,177
Insurance - 1.4%
Alliant Holdings Co.-Issuer, Inc. / Wayne Merger Sub, LLC 8.25% 8/1/23 (b)	10,100,000	8,837,500
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)	51,875,000	45,520,313
Hub Holdings LLC / Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (b)(c)	16,455,000	13,986,750
		68,344,563
Leisure - 0.4%
24 Hour Holdings III LLC 8% 6/1/22 (b)	8,910,000	6,704,775
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21	8,339,000	8,547,475
NCL Corp. Ltd. 5.25% 11/15/19 (b)	5,161,000	5,186,805
		20,439,055
Metals/Mining - 0.8%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 6.375% 3/15/24	2,610,000	672,075
CONSOL Energy, Inc. 5.875% 4/15/22	14,465,000	9,348,006
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)	4,155,000	1,895,719
7% 2/15/21 (b)	8,170,000	3,696,925
7.25% 5/15/22 (b)	7,145,000	3,215,250
FMG Resources (August 2006) Pty Ltd. 8.25% 11/1/19 (b)	1,360,000	1,101,600
Peabody Energy Corp.:
6% 11/15/18	11,705,000	994,925
7.875% 11/1/26	3,075,000	153,750
10% 3/15/22 (b)	6,200,000	620,000
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (b)	12,195,000	9,207,347
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.:
7.375% 2/1/20 (b)	3,860,000	2,190,550
7.375% 2/1/20 (b)	2,000,000	1,135,000
Walter Energy, Inc.:
9.5% 10/15/19 (b)(d)	10,615,000	2,812,975
12% 4/1/20 pay-in-kind (b)(c)(d)	17,108,300	1,711
		37,045,833
Paper - 0.6%
NewPage Corp. 11.375% 12/31/14 (d)	56,458,756	6
Xerium Technologies, Inc. 8.875% 6/15/18	31,795,000	30,880,894
		30,880,900
Publishing/Printing - 0.1%
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)	3,935,000	3,871,056
Services - 3.7%
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)	19,000,000	15,627,500
APX Group, Inc.:
6.375% 12/1/19	34,170,000	32,675,063
8.75% 12/1/20	17,035,000	13,670,588
Aramark Services, Inc. 5.125% 1/15/24 (b)	5,135,000	5,301,888
Audatex North America, Inc. 6% 6/15/21 (b)	3,050,000	3,072,875
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.125% 6/1/22 (b)	4,470,000	4,221,468
5.5% 4/1/23	5,145,000	4,887,750
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (b)	10,885,000	8,871,275
Corrections Corp. of America:
4.125% 4/1/20	7,310,000	7,273,450
5% 10/15/22	5,855,000	5,935,506
Everi Payments, Inc. 10% 1/15/22	5,400,000	4,644,000
Garda World Security Corp. 7.25% 11/15/21 (b)	835,000	651,300
Hertz Corp.:
5.875% 10/15/20	8,640,000	8,506,080
6.25% 10/15/22	5,555,000	5,402,238
IHS, Inc. 5% 11/1/22	2,285,000	2,285,000
Laureate Education, Inc. 9.25% 9/1/19 (b)(c)	96,639,000	52,909,853
The GEO Group, Inc. 6.625% 2/15/21	1,697,000	1,733,061
		177,668,895
Steel - 1.2%
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (b)	960,000	691,200
Commercial Metals Co. 4.875% 5/15/23	5,495,000	4,567,719
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)	3,775,000	3,329,550
JMC Steel Group, Inc. 8.25% 3/15/18 (b)	46,687,000	34,781,815
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18	2,859,000	1,901,235
Steel Dynamics, Inc.:
5.125% 10/1/21	2,000,000	1,865,000
5.5% 10/1/24	13,625,000	12,296,563
		59,433,082
Super Retail - 2.4%
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)	28,005,000	28,215,038
Asbury Automotive Group, Inc. 6% 12/15/24	5,710,000	5,581,525
Chinos Intermediate Holdings A, Inc. 8.5% 5/1/19 pay-in-kind (b)(c)	19,835,000	4,565,356
Claire's Stores, Inc.:
6.125% 3/15/20 (b)	10,985,000	5,822,050
7.75% 6/1/20 (b)	5,407,000	811,050
9% 3/15/19 (b)	21,245,000	12,693,888
DPL, Inc. 7.75% 10/15/20 (b)	15,110,000	8,914,900
Family Tree Escrow LLC 5.75% 3/1/23 (b)	10,705,000	11,280,394
JC Penney Corp., Inc.:
5.65% 6/1/20	1,545,000	1,274,625
6.375% 10/15/36	3,985,000	2,530,475
7.4% 4/1/37	3,605,000	2,379,300
Serta Simmons Holdings, LLC 8.125% 10/1/20 (b)	29,652,000	30,393,300
		114,461,901
Technology - 1.8%
ADT Corp. 6.25% 10/15/21	8,330,000	8,642,375
BMC Software Finance, Inc. 8.125% 7/15/21 (b)	2,700,000	1,653,750
BMC Software, Inc. 7.25% 6/1/18	6,280,000	5,086,800
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (b)(c)	2,990,000	1,704,300
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	4,100,000	4,266,542
CommScope, Inc. 4.375% 6/15/20 (b)	5,180,000	5,270,650
Compiler Finance Sub, Inc. 7% 5/1/21 (b)	12,715,000	5,340,300
Lucent Technologies, Inc.:
6.45% 3/15/29	23,542,000	24,365,970
6.5% 1/15/28	1,395,000	1,412,438
Micron Technology, Inc.:
5.25% 1/15/24 (b)	11,835,000	9,615,938
5.5% 2/1/25	4,900,000	3,871,000
Sabre GLBL, Inc. 5.25% 11/15/23 (b)	4,910,000	4,860,900
Sanmina Corp. 4.375% 6/1/19 (b)	3,940,000	3,959,700
VeriSign, Inc. 4.625% 5/1/23	4,185,000	4,101,300
		84,151,963
Telecommunications - 12.0%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (b)	4,750,000	4,951,875
6.75% 11/15/20 (b)	7,586,000	8,154,950
Altice Financing SA 6.5% 1/15/22 (b)	28,550,000	28,407,250
Altice Finco SA:
8.125% 1/15/24 (b)	25,815,000	24,782,400
9.875% 12/15/20 (b)	12,525,000	13,401,750
Altice SA 7.75% 5/15/22 (b)	63,625,000	59,330,313
Broadview Networks Holdings, Inc. 10.5% 11/15/17	8,001,000	7,380,923
Columbus International, Inc. 7.375% 3/30/21 (b)	33,510,000	33,593,775
CommScope Technologies Finance LLC 6% 6/15/25 (b)	5,780,000	5,621,050
Crown Castle International Corp. 5.25% 1/15/23	6,885,000	7,332,525
Digicel Group Ltd.:
6% 4/15/21 (b)	21,390,000	18,636,038
6.75% 3/1/23 (b)	6,395,000	5,499,700
Frontier Communications Corp.:
8.875% 9/15/20 (b)	3,185,000	3,196,944
10.5% 9/15/22 (b)	4,855,000	4,721,488
11% 9/15/25 (b)	4,855,000	4,679,006
GCI, Inc. 6.875% 4/15/25	3,450,000	3,381,000
Inmarsat Finance PLC 4.875% 5/15/22 (b)	10,450,000	10,319,375
Intelsat Jackson Holdings SA:
5.5% 8/1/23	23,735,000	18,928,663
7.5% 4/1/21	12,025,000	10,281,375
Intelsat Luxembourg SA 7.75% 6/1/21	14,095,000	6,131,325
Level 3 Financing, Inc.:
5.125% 5/1/23	14,440,000	14,512,200
5.375% 1/15/24 (b)	12,255,000	12,377,550
5.375% 5/1/25	2,405,000	2,420,031
MetroPCS Wireless, Inc. 6.625% 11/15/20	7,010,000	7,209,785
Neptune Finco Corp.:
6.625% 10/15/25 (b)	11,415,000	11,843,063
10.125% 1/15/23 (b)	8,785,000	9,290,138
10.875% 10/15/25 (b)	7,290,000	7,709,175
Numericable Group SA:
4.875% 5/15/19 (b)	22,005,000	21,839,963
6% 5/15/22 (b)	20,675,000	20,364,875
6.25% 5/15/24 (b)	9,760,000	9,516,000
Sable International Finance Ltd. 6.875% 8/1/22 (b)	8,440,000	7,849,200
Sprint Capital Corp.:
6.875% 11/15/28	22,564,000	14,864,035
6.9% 5/1/19	31,938,000	25,550,400
Sprint Communications, Inc. 6% 11/15/22	19,120,000	12,858,200
Sprint Corp.:
7.125% 6/15/24	8,670,000	5,852,250
7.25% 9/15/21	24,600,000	17,712,000
7.875% 9/15/23	26,740,000	19,052,250
T-Mobile U.S.A., Inc.:
6.125% 1/15/22	6,370,000	6,481,475
6.25% 4/1/21	13,650,000	13,888,875
6.5% 1/15/26	4,370,000	4,370,000
6.542% 4/28/20	5,115,000	5,268,450
6.625% 4/1/23	14,270,000	14,591,075
6.633% 4/28/21	10,825,000	11,190,344
ViaSat, Inc. 6.875% 6/15/20	3,970,000	4,178,425
Wind Acquisition Finance SA:
4.75% 7/15/20 (b)	8,145,000	8,002,463
7.375% 4/23/21 (b)	6,695,000	6,364,401
		573,888,348
Transportation Ex Air/Rail - 0.8%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	10,575,000	8,407,125
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)	26,790,000	9,644,400
8.125% 2/15/19	19,951,000	5,985,300
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	5,350,000	2,755,250
Teekay Corp.:
8.5% 1/15/20 (b)	4,920,000	3,099,600
8.5% 1/15/20	11,315,000	7,128,450
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	15,050,000	2,558,500
		39,578,625
Utilities - 2.1%
Calpine Corp.:
5.5% 2/1/24	2,425,000	2,121,875
6% 1/15/22 (b)	5,950,000	6,180,563
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	6,650,000	6,334,125
Dynegy, Inc.:
7.375% 11/1/22	14,485,000	12,819,225
7.625% 11/1/24	20,635,000	18,158,800
GenOn Energy, Inc.:
9.5% 10/15/18	1,874,000	1,311,800
9.875% 10/15/20	1,732,000	1,177,760
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	4,185,000	2,929,500
7% 6/15/23	12,845,000	9,248,400
InterGen NV 7% 6/30/23 (b)	27,740,000	21,359,800
Mirant Americas Generation LLC 9.125% 5/1/31	1,641,000	984,600
NRG Energy, Inc. 7.875% 5/15/21	5,125,000	4,458,750
NSG Holdings II, LLC 7.75% 12/15/25 (b)	8,981,307	9,475,279
RJS Power Holdings LLC 4.625% 7/15/19 (b)	2,610,000	1,996,650
RRI Energy, Inc. 7.875% 6/15/17	1,826,000	1,460,800
		100,017,927

TOTAL NONCONVERTIBLE BONDS		3,735,082,347

TOTAL CORPORATE BONDS
(Cost $4,421,382,739)		3,737,129,891
	Shares	Value

Common Stocks - 0.5%
Automotive & Auto Parts - 0.2%
Chassix Holdings, Inc.	180,386	3,732,186
Chassix Holdings, Inc. warrants	48,708	0
General Motors Co.	16,125	477,945
General Motors Co.:
warrants 7/10/16 (f)	192,657	3,785,710
warrants 7/10/19 (f)	5,208	62,496
Motors Liquidation Co. GUC Trust (f)	49,155	793,853

TOTAL AUTOMOTIVE & AUTO PARTS		8,852,190

Banks & Thrifts - 0.0%
CIT Group, Inc.	49,400	1,449,890
Building Materials - 0.2%
Nortek, Inc. (f)	170,720	6,656,373
Energy - 0.0%
Chesapeake Energy Corp. (g)	98,900	335,271
Metals/Mining - 0.0%
Aleris Corp. (f)(h)	46,900	518,245
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (f)(i)	520,065	728,091
Transportation Ex Air/Rail - 0.1%
DeepOcean Group Holding BV (b)(f)	419,352	3,384,416
Navios Maritime Holdings, Inc. (g)	771,100	751,129

TOTAL TRANSPORTATION EX AIR/RAIL		4,135,545

TOTAL COMMON STOCKS
(Cost $45,330,418)		22,675,605

Convertible Preferred Stocks - 0.9%
Banks & Thrifts - 0.8%
Bank of America Corp. Series L, 7.25%	14,300	15,688,244
Huntington Bancshares, Inc. 8.50%	18,577	24,781,718

TOTAL BANKS & THRIFTS		40,469,962

Energy - 0.1%
Chesapeake Energy Corp. Series A 5.75%	27,800	4,587,000
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $55,302,798)		45,056,962
	Principal Amount	Value

Bank Loan Obligations - 7.7%
Aerospace - 0.3%
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (c)	5,198,464	5,075,001
Tranche D, term loan 3.75% 6/4/21 (c)	10,017,438	9,700,686

TOTAL AEROSPACE		14,775,687

Automotive & Auto Parts - 0.1%
Chassix, Inc. term loan 12% 7/29/19	2,116,108	2,084,367
Broadcasting - 0.1%
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (c)	4,750,619	4,629,288
Capital Goods - 0.2%
Rexnord LLC Tranche B, term loan 4% 8/21/20 (c)	6,325,284	6,020,469
SRAM LLC. Tranche B, term loan 4.0338% 4/10/20 (c)	5,552,487	4,497,514

TOTAL CAPITAL GOODS		10,517,983

Chemicals - 0.0%
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (c)	915,400	886,510
Containers - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (c)	5,613,358	5,542,630
Diversified Financial Services - 0.1%
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5% 4/30/20 (c)	4,360,000	4,340,947
Diversified Media - 0.1%
WMG Acquisition Corp. term loan 3.75% 7/1/20 (c)	6,563,913	6,289,869
Energy - 0.1%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (c)	6,480,000	4,835,700
Entertainment/Film - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (c)	4,457,813	4,397,900
Environmental - 0.6%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (c)	31,397,861	30,283,237
Gaming - 0.5%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)	27,735,395	22,928,019
Healthcare - 0.4%
HCA Holdings, Inc. Tranche B 4LN, term loan 3.3567% 5/1/18 (c)	7,435,558	7,423,512
Surgical Care Affiliates, Inc. Tranche B, term loan 4.25% 3/17/22 (c)	5,170,925	5,140,779
Valeant Pharmaceuticals International, Inc. Tranche E, term loan 3.75% 8/5/20 (c)	6,455,000	6,196,800

TOTAL HEALTHCARE		18,761,091

Homebuilders/Real Estate - 0.2%
Realogy Corp. Credit-Linked Deposit 4.6795% 10/10/16 (c)	761,341	749,921
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (c)	8,509,097	8,441,024

TOTAL HOMEBUILDERS/REAL ESTATE		9,190,945

Hotels - 0.3%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (c)	11,908,640	11,881,131
Insurance - 0.5%
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (c)	24,502,757	23,443,993
Services - 1.5%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (c)	7,938,291	7,878,754
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (c)	7,025,143	6,529,870
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (c)	73,520,061	57,492,687

TOTAL SERVICES		71,901,311

Super Retail - 1.1%
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (c)	11,712,380	9,972,272
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (c)	17,880,194	12,069,131
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (c)	11,313,956	11,045,249
Neiman Marcus Group Ltd., Inc. Tranche B, term loan 4.25% 10/25/20 (c)	9,978,348	8,641,948
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (c)	12,098,575	11,705,371

TOTAL SUPER RETAIL		53,433,971

Technology - 1.1%
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (c)	2,044,875	1,971,260
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (c)	7,445,000	5,938,728
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (c)	24,992,267	24,517,414
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (c)	15,419,270	15,053,063
Renaissance Learning, Inc. Tranche 1LN, term loan 4.5% 4/9/21 (c)	5,344,800	5,099,848

TOTAL TECHNOLOGY		52,580,313

Utilities - 0.3%
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (c)	11,943,821	11,197,332
Tranche B 2LN, term loan 3.25% 1/31/22 (c)	3,334,701	3,132,551

TOTAL UTILITIES		14,329,883

TOTAL BANK LOAN OBLIGATIONS
(Cost $403,900,289)		367,034,775

Preferred Securities - 5.6%
Banks & Thrifts - 4.4%
Bank of America Corp.:
6.1% (c)(j)	15,230,000	15,834,003
6.25% (c)(j)	4,190,000	4,297,196
Barclays Bank PLC 7.625% 11/21/22	18,860,000	21,361,504
Barclays PLC:
6.625% (c)(j)	26,135,000	25,653,809
8.25% (c)(j)	18,107,000	19,162,278
Credit Agricole SA:
6.625% (b)(c)(j)	5,565,000	5,276,701
7.875% (b)(c)(j)	14,465,000	14,208,273
8.125% (b)(c)(j)	4,855,000	4,866,332
Credit Suisse Group AG:
6.25% (b)(c)(j)	5,070,000	4,988,122
7.5% (b)(c)(j)	9,120,000	9,459,590
Deutsche Bank AG 7.5% (c)(j)	10,400,000	10,032,545
Goldman Sachs Group, Inc. 5.375% (c)(j)	7,215,000	7,132,072
JPMorgan Chase & Co.:
5.3% (c)(j)	10,465,000	10,542,395
6.125% (c)(j)	3,995,000	4,071,548
6.75% (c)(j)	3,065,000	3,421,306
Lloyds Banking Group PLC 7.5% (c)(j)	19,080,000	19,889,328
Royal Bank of Scotland Group PLC:
7.5% (c)(j)	9,405,000	9,633,536
8% (c)(j)	4,100,000	4,237,361
Societe Generale:
6% (b)(c)(j)	6,100,000	5,593,969
8% (b)(c)(j)	12,145,000	12,326,841

TOTAL BANKS & THRIFTS		211,988,709

Diversified Financial Services - 1.2%
Citigroup, Inc.:
5.875% (c)(j)	46,450,000	46,066,692
6.3% (c)(j)	8,855,000	8,708,892

TOTAL DIVERSIFIED FINANCIAL SERVICES		54,775,584

TOTAL PREFERRED SECURITIES
(Cost $264,940,877)		266,764,293
	Shares	Value

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 0.38% (k)	248,423,025	248,423,025
Fidelity Securities Lending Cash Central Fund, 0.42% (k)(l)	991,375	991,375
TOTAL MONEY MARKET FUNDS
(Cost $249,414,400)		249,414,400
TOTAL INVESTMENT PORTFOLIO - 98.1%
(Cost $5,440,271,521)		4,688,075,926
NET OTHER ASSETS (LIABILITIES) - 1.9%		89,470,646
NET ASSETS - 100%		$4,777,546,572

Legend

 (a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,985,420,984 or 41.6% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Non-income producing

 (g) Security or a portion of the security is on loan at period end.

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $518,245 or 0.0% of net assets.

 (i) Affiliated company

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Aleris Corp.	3/11/11	$2,860,900

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$388,568
Fidelity Securities Lending Cash Central Fund	53,221
Total	$441,789

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Broadview Networks Holdings, Inc.	$884,111	$--	$--	$--	$728,091
Total	$884,111	$--	$--	$--	$728,091

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$8,058,337	$4,326,151	$--	$3,732,186
Energy	4,922,271	4,922,271	--	--
Financials	42,713,705	17,931,987	24,781,718	--
Industrials	10,791,918	7,407,502	--	3,384,416
Materials	518,245	--	--	518,245
Telecommunication Services	728,091	--	728,091	--
Corporate Bonds	3,737,129,891	--	3,737,129,882	9
Bank Loan Obligations	367,034,775	--	364,200,487	2,834,288
Preferred Securities	266,764,293	--	266,764,293	--
Money Market Funds	249,414,400	249,414,400	--	--
Total Investments in Securities:	$4,688,075,926	$284,002,311	$4,393,604,471	$10,469,144

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds,bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $5,428,833,414. Net unrealized depreciation aggregated $740,757,488, of which $54,928,379 related to appreciated investment securities and $795,685,867 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Short Duration High Income Fund

January 31, 2016

SDH-QTLY-0316
1.969440.102

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 78.5%
	Principal Amount	Value
Air Transportation - 5.4%
Air Canada 7.75% 4/15/21 (a)	$40,000	$40,100
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 9/15/20 (a)	75,000	69,188
Allegiant Travel Co. 5.5% 7/15/19	380,000	378,100
American Airlines Group, Inc.:
4.625% 3/1/20 (a)	490,000	467,338
5.5% 10/1/19 (a)	340,000	336,600
U.S. Airways Group, Inc. 6.125% 6/1/18	1,030,000	1,053,175
United Continental Holdings, Inc.:
6% 12/1/20	200,000	207,000
6.375% 6/1/18	500,000	517,500

TOTAL AIR TRANSPORTATION		3,069,001

Automotive - 0.4%
Ford Motor Credit Co. LLC 2.875% 10/1/18	200,000	200,579
Automotive & Auto Parts - 0.3%
ZF North America Capital, Inc. 4% 4/29/20 (a)	150,000	149,738
Banks & Thrifts - 1.3%
Bank of America Corp.:
2% 1/11/18	150,000	149,521
6% 9/1/17	250,000	265,092
JPMorgan Chase & Co. 2.35% 1/28/19	97,000	97,852
Ocwen Financial Corp. 6.625% 5/15/19	270,000	238,275

TOTAL BANKS & THRIFTS		750,740

Broadcasting - 1.7%
Clear Channel Communications, Inc.:
5.5% 12/15/16	450,000	432,000
6.875% 6/15/18	110,000	60,500
9% 12/15/19	685,000	470,081
10% 1/15/18	65,000	26,813

TOTAL BROADCASTING		989,394

Building Materials - 1.7%
Building Materials Holding Corp. 9% 9/15/18 (a)	95,000	98,563
CEMEX S.A.B. de CV 6.5% 12/10/19 (a)	920,000	868,250

TOTAL BUILDING MATERIALS		966,813

Cable/Satellite TV - 1.8%
Cablevision Systems Corp. 7.75% 4/15/18	150,000	151,875
CSC Holdings LLC 6.75% 11/15/21	85,000	83,938
DISH DBS Corp.:
5.125% 5/1/20	355,000	352,338
6.75% 6/1/21	210,000	214,200
Time Warner Cable, Inc. 5.85% 5/1/17	200,000	209,055

TOTAL CABLE/SATELLITE TV		1,011,406

Chemicals - 1.2%
LSB Industries, Inc. 7.75% 8/1/19	260,000	213,850
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	500,000	480,000

TOTAL CHEMICALS		693,850

Containers - 2.2%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (a)(b)	1,044,950	950,338
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.512% 12/15/19 (a)(b)	150,000	143,438
7% 11/15/20 (a)	167,647	158,846
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (a)	25,000	24,125

TOTAL CONTAINERS		1,276,747

Diversified Financial Services - 4.7%
Discover Financial Services 6.45% 6/12/17	200,000	211,163
FLY Leasing Ltd. 6.75% 12/15/20	65,000	65,081
Hyundai Capital America 2.55% 2/6/19 (a)	100,000	100,156
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.875% 3/15/19	335,000	308,200
ILFC E-Capital Trust I 4.49% 12/21/65 (a)(b)	105,000	94,238
ILFC E-Capital Trust II 4.74% 12/21/65 (a)(b)	45,000	40,500
IntercontinentalExchange, Inc. 2.75% 12/1/20	250,000	253,999
Morgan Stanley 2.125% 4/25/18	150,000	150,068
Navient Corp. 5.875% 3/25/21	175,000	151,375
SLM Corp.:
4.875% 6/17/19	825,000	754,875
5.5% 1/15/19	580,000	543,750

TOTAL DIVERSIFIED FINANCIAL SERVICES		2,673,405

Diversified Media - 1.1%
MDC Partners, Inc. 6.75% 4/1/20 (a)	610,000	604,663
Energy - 7.6%
California Resources Corp. 5% 1/15/20	190,000	38,475
Citgo Holding, Inc. 10.75% 2/15/20 (a)	245,000	232,750
Consolidated Energy Finance SA 6.75% 10/15/19 (a)	420,000	369,600
EP Energy LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	760,000	323,000
Forbes Energy Services Ltd. 9% 6/15/19	345,000	134,550
Forum Energy Technologies, Inc. 6.25% 10/1/21	30,000	24,000
Halcon Resources Corp. 8.625% 2/1/20 (a)	395,000	248,850
Pacific Drilling V Ltd. 7.25% 12/1/17 (a)	85,000	29,750
Petroleos Mexicanos 3.5% 7/18/18	250,000	245,000
Sabine Pass Liquefaction LLC 5.625% 2/1/21 (b)	730,000	667,950
Sunoco LP / Sunoco Finance Corp. 5.5% 8/1/20 (a)	610,000	571,875
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5% 1/15/18	145,000	135,394
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (a)	55,000	51,081
5.875% 10/1/20	210,000	194,250
6.125% 10/15/21	10,000	9,050
6.25% 10/15/22 (a)	65,000	59,150
Western Gas Partners LP 2.6% 8/15/18	200,000	183,008
Whiting Petroleum Corp. 5% 3/15/19	650,000	422,094
WPX Energy, Inc. 7.5% 8/1/20	600,000	376,860

TOTAL ENERGY		4,316,687

Entertainment/Film - 0.3%
New Cotai LLC / New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	250,000	168,507
Food/Beverage/Tobacco - 2.1%
Anheuser-Busch InBev Finance, Inc. 2.65% 2/1/21	200,000	201,352
JBS Investments GmbH 7.75% 10/28/20 (a)	700,000	619,500
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 7.25% 6/1/21 (a)	300,000	271,875
Vector Group Ltd. 7.75% 2/15/21	120,000	125,400

TOTAL FOOD/BEVERAGE/TOBACCO		1,218,127

Gaming - 2.0%
MCE Finance Ltd. 5% 2/15/21 (a)	600,000	534,336
Wynn Macau Ltd. 5.25% 10/15/21 (a)	700,000	609,000

TOTAL GAMING		1,143,336

Healthcare - 5.7%
Centene Corp. 5.625% 2/15/21 (a)(c)	65,000	66,219
Community Health Systems, Inc.:
5.125% 8/1/21	135,000	133,988
7.125% 7/15/20	545,000	520,475
Kindred Healthcare, Inc. 8% 1/15/20	1,040,000	949,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 4.875% 4/15/20 (a)	25,000	23,938
Tenet Healthcare Corp.:
4.75% 6/1/20	200,000	201,500
5% 3/1/19	720,000	678,600
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	445,000	419,691
6.75% 8/15/18 (a)	110,000	109,519
VPI Escrow Corp. 6.375% 10/15/20 (a)	120,000	115,200

TOTAL HEALTHCARE		3,218,130

Homebuilders/Real Estate - 4.9%
Brandywine Operating Partnership LP 4.95% 4/15/18	150,000	157,395
DDR Corp. 4.75% 4/15/18	150,000	157,299
Essex Portfolio LP 5.5% 3/15/17	250,000	260,158
Liberty Property LP 6.625% 10/1/17	150,000	160,297
M/I Homes, Inc. 6.75% 1/15/21 (a)	120,000	116,400
Mack-Cali Realty LP 2.5% 12/15/17	150,000	150,415
William Lyon Homes, Inc. 5.75% 4/15/19	1,835,000	1,770,775

TOTAL HOMEBUILDERS/REAL ESTATE		2,772,739

Insurance - 0.4%
ING U.S., Inc. 2.9% 2/15/18 (b)	200,000	202,850
Metals/Mining - 1.5%
Anglo American Capital PLC 1.572% 4/15/16 (a)(b)	200,000	198,454
First Quantum Minerals Ltd. 6.75% 2/15/20 (a)	1,160,000	529,250
Freeport-McMoRan, Inc. 2.375% 3/15/18	200,000	127,500

TOTAL METALS/MINING		855,204

Paper - 0.7%
Mercer International, Inc. 7% 12/1/19	300,000	288,000
Xerium Technologies, Inc. 8.875% 6/15/18	85,000	82,556

TOTAL PAPER		370,556

Publishing/Printing - 1.2%
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (a)(b)	555,000	545,981
R.R. Donnelley & Sons Co. 7.875% 3/15/21	120,000	118,128

TOTAL PUBLISHING/PRINTING		664,109

Restaurants - 0.0%
McDonald's Corp. 2.75% 12/9/20	1,000	1,014
Services - 4.6%
APX Group, Inc.:
6.375% 12/1/19	1,875,000	1,792,969
8.75% 12/1/20	230,000	184,575
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (a)	775,000	608,375

TOTAL SERVICES		2,585,919

Steel - 0.7%
Steel Dynamics, Inc. 5.125% 10/1/21	445,000	414,963
Super Retail - 2.2%
JC Penney Corp., Inc.:
5.65% 6/1/20	344,000	283,800
5.75% 2/15/18	650,000	614,250
8.125% 10/1/19	385,000	353,430

TOTAL SUPER RETAIL		1,251,480

Telecommunications - 15.6%
Columbus International, Inc. 7.375% 3/30/21 (a)	1,200,000	1,203,000
Digicel Group Ltd. 8.25% 9/30/20 (a)	500,000	404,438
DigitalGlobe, Inc. 5.25% 2/1/21 (a)	300,000	262,500
FairPoint Communications, Inc. 8.75% 8/15/19 (a)	100,000	96,500
Intelsat Jackson Holdings SA 7.25% 10/15/20	1,755,000	1,509,300
MetroPCS Wireless, Inc. 6.625% 11/15/20	130,000	133,705
Numericable Group SA 4.875% 5/15/19 (a)	2,045,000	2,029,653
Sprint Communications, Inc. 7% 3/1/20 (a)	1,210,000	1,161,600
T-Mobile U.S.A., Inc.:
6.464% 4/28/19	1,275,000	1,314,844
6.542% 4/28/20	365,000	375,950
Verizon Communications, Inc. 3.65% 9/14/18	250,000	261,667
Wind Acquisition Finance SA 4.75% 7/15/20 (a)	70,000	68,775

TOTAL TELECOMMUNICATIONS		8,821,932

Transportation Ex Air/Rail - 0.9%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	215,000	170,925
Navios Maritime Holdings, Inc. 8.125% 2/15/19	980,000	294,000
Teekay Corp. 8.5% 1/15/20 (a)	55,000	34,650

TOTAL TRANSPORTATION EX AIR/RAIL		499,575

Utilities - 6.3%
DCP Midstream Operating LP 2.5% 12/1/17	100,000	90,006
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	55,000	52,388
DPL, Inc. 6.75% 10/1/19	550,000	555,500
Dynegy, Inc. 6.75% 11/1/19	1,995,000	1,925,175
RJS Power Holdings LLC 4.625% 7/15/19 (a)	1,265,000	967,725

TOTAL UTILITIES		3,590,794

TOTAL NONCONVERTIBLE BONDS
(Cost $50,366,349)		44,482,258
	Shares	Value

Convertible Preferred Stocks - 0.2%
Energy - 0.2%
Southwestern Energy Co. Series B 6.25%
(Cost $111,697)	6,300	128,520
	Principal Amount	Value

Bank Loan Obligations - 13.9%
Aerospace - 0.3%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (b)	192,570	186,481
Air Transportation - 0.3%
American Airlines, Inc. Tranche B, term loan 3.5% 10/10/21 (b)	163,350	160,950
Broadcasting - 0.6%
Clear Channel Communications, Inc. Tranche D, term loan 7.178% 1/30/19 (b)	395,000	261,059
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (b)	99,473	96,933

TOTAL BROADCASTING		357,992

Building Materials - 0.7%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (b)	132,638	124,901
Tranche 2LN, term loan 7.75% 4/1/22 (b)	25,000	23,646
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (b)	234,413	221,989

TOTAL BUILDING MATERIALS		370,536

Cable/Satellite TV - 0.8%
CSC Holdings LLC Tranche B, term loan 2.928% 4/17/20 (b)	74,228	73,857
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (b)	66,349	63,745
Tranche B 2LN, term loan 4.5% 5/8/20 (b)	57,401	55,148
Tranche B 6LN, term loan 4.75% 2/10/23 (b)	290,000	277,985

TOTAL CABLE/SATELLITE TV		470,735

Capital Goods - 0.2%
Rexnord LLC Tranche B, term loan 4% 8/21/20 (b)	148,357	141,207
Containers - 0.8%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (b)	251,797	249,200
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (b)	193,167	184,474

TOTAL CONTAINERS		433,674

Diversified Financial Services - 0.3%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (b)	100,000	85,333
Tranche B 1LN, term loan 4.75% 9/11/21 (b)	24,813	22,269
TransUnion LLC Tranche B 2LN, term loan 3.5% 4/9/21 (b)	93,954	90,631

TOTAL DIVERSIFIED FINANCIAL SERVICES		198,233

Energy - 0.4%
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (b)	305,000	173,850
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (b)	96,002	45,121

TOTAL ENERGY		218,971

Food & Drug Retail - 0.6%
Petco Holdings, Inc. Tranche B 1LN, term loan 5.75% 1/15/23 (b)	225,000	220,241
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (b)	98,258	94,284

TOTAL FOOD & DRUG RETAIL		314,525

Gaming - 1.7%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (b)	254,050	252,622
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (b)	97,508	84,783
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	232,480	192,184
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (b)	14,925	14,776
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (b)	208,327	207,123
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (b)	237,600	210,944

TOTAL GAMING		962,432

Healthcare - 0.7%
Jaguar Holding Co. II / Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (b)	89,550	87,740
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 2.68% 10/20/18 (b)	160,786	154,556
Tranche BD 2LN, term loan 3.5% 2/13/19 (b)	170,000	163,341

TOTAL HEALTHCARE		405,637

Leisure - 0.1%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	44,699	41,011
Publishing/Printing - 0.8%
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (b)	460,244	439,340
Services - 1.3%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (b)	68,600	63,764
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (b)	41,718	28,369
Garda World Security Corp.:
term loan 4.0038% 11/8/20 (b)	314,483	298,171
Tranche DD, term loan 4.0038% 11/8/20 (b)	80,449	76,276
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (b)	275,599	215,518
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	68,775	61,382

TOTAL SERVICES		743,480

Super Retail - 0.8%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (b)	216,495	211,353
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	267,975	259,266

TOTAL SUPER RETAIL		470,619

Technology - 1.7%
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (b)	284,450	274,210
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	144,637	137,857
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (b)	49,947	49,422
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (b)	50,000	48,500
Tranche B 1LN, term loan 5% 10/16/22 (b)	85,000	82,238
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (b)	75,000	75,125
Tranche B 1LN, term loan 4.75% 11/12/21 (b)	159,598	159,458
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (b)	149,624	124,375

TOTAL TECHNOLOGY		951,185

Telecommunications - 0.3%
GTT Communications, Inc. Tranche B, term loan 6.25% 10/22/22 (b)	130,000	126,425
LTS Buyer LLC Tranche B 1LN, term loan 4% 4/11/20 (b)	24,872	24,352

TOTAL TELECOMMUNICATIONS		150,777

Utilities - 1.5%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (b)	261,992	245,617
Calpine Corp. Tranche B 6LN, term loan 4% 1/1/23 (b)	170,000	163,200
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (b)	54,004	33,482
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	310,000	279,000
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (b)	148,477	131,217

TOTAL UTILITIES		852,516

TOTAL BANK LOAN OBLIGATIONS
(Cost $8,559,537)		7,870,301

Bank Notes - 0.5%
Regions Bank 7.5% 5/15/18
(Cost $276,713)	250,000	276,535

Preferred Securities - 0.6%
Banks & Thrifts - 0.4%
Royal Bank of Scotland Group PLC 7.5% (b)(d)	$200,000	$204,860
Wells Fargo & Co. 5.875% (b)(d)	20,000	21,236

TOTAL BANKS & THRIFTS		226,096

Diversified Financial Services - 0.2%
American Express Co. 4.9% (b)(d)	30,000	28,536
Citigroup, Inc.:
5.95% (b)(d)	100,000	98,305
5.95% (b)(d)	10,000	10,105

TOTAL DIVERSIFIED FINANCIAL SERVICES		136,946

TOTAL PREFERRED SECURITIES
(Cost $358,401)		363,042
	Shares	Value

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 0.38% (e)
(Cost $3,128,897)	3,128,897	3,128,897
TOTAL INVESTMENT PORTFOLIO - 99.2%
(Cost $62,801,594)		56,249,553
NET OTHER ASSETS (LIABILITIES) - 0.8%		436,858
NET ASSETS - 100%		$56,686,411

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,525,148 or 30.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,316

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$128,520	$128,520	$--	$--
Corporate Bonds	44,482,258	--	44,482,258	--
Bank Loan Obligations	7,870,301	--	7,870,301	--
Bank Notes	276,535	--	276,535	--
Preferred Securities	363,042	--	363,042	--
Money Market Funds	3,128,897	3,128,897	--	--
Total Investments in Securities:	$56,249,553	$3,257,417	$52,992,136	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $62,686,332. Net unrealized depreciation aggregated $6,436,779 of which $112,465 related to appreciated investment securities and $6,549,244 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 30, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 30, 2016